UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Diversified Income Fund

The fund's portfolio
9/30/18 (Unaudited)

MORTGAGE-BACKED SECURITIES (39.0%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (18.4%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.108%, 4/15/37		$28,497	$38,807
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 15.882%, 11/15/35		82,256	109,862
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 15.152%, 12/15/36		56,924	69,561
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 13.385%, 3/15/35		183,951	222,728
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 6.866%, 10/25/28		250,000	287,839
Ser. 4077, Class IK, IO, 5.00%, 7/15/42		1,386,876	303,448
Ser. 4122, Class TI, IO, 4.50%, 10/15/42		1,199,664	268,810
Ser. 4000, Class PI, IO, 4.50%, 1/15/42		558,613	110,410
Ser. 4024, Class PI, IO, 4.50%, 12/15/41		1,250,417	219,721
Ser. 4546, Class TI, IO, 4.00%, 12/15/45		886,555	191,718
Ser. 4530, Class TI, IO, 4.00%, 11/15/45		1,336,149	308,372
Ser. 4425, IO, 4.00%, 1/15/45		3,264,606	719,617
Ser. 4452, Class QI, IO, 4.00%, 11/15/44		1,875,160	513,739
Ser. 4403, Class CI, IO, 4.00%, 10/15/44		916,672	198,230
Ser. 4000, Class LI, IO, 4.00%, 2/15/42		1,412,337	218,983
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.942%, 4/15/47		1,101,134	209,160
Ser. 4604, Class QI, IO, 3.50%, 7/15/46		3,447,658	575,724
Ser. 4580, Class ID, IO, 3.50%, 8/15/45		2,781,587	545,394
Ser. 4105, Class HI, IO, 3.50%, 7/15/41		942,750	97,739
Ser. 304, Class C37, IO, 3.50%, 12/15/27		1,039,985	87,796
Ser. 4210, Class PI, IO, 3.00%, 12/15/41		1,330,888	83,726
FRB Ser. 57, Class 1AX, IO, 0.368%, 7/25/43(WAC)		993,773	10,832
Ser. 3300, PO, zero %, 2/15/37		18,910	15,512
Ser. 3326, Class WF, zero %, 10/15/35(WAC)		756	511

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 26.605%, 7/25/36		34,492	54,836
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 16.442%, 3/25/36		119,584	167,385
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.075%, 6/25/37		77,936	102,346
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 15.345%, 11/25/35		90,954	111,046
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 15.159%, 2/25/38		71,737	86,008
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.633%, 11/25/34		74,066	82,050
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.216%, 5/25/25		77,833	83,922
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46		1,551,726	380,299
Ser. 15-30, IO, 5.50%, 5/25/45		2,774,385	605,593
Ser. 374, Class 6, IO, 5.50%, 8/25/36		126,651	25,049
Ser. 378, Class 19, IO, 5.00%, 6/25/35		393,851	77,050
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42		365,754	87,562
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40		1,954,150	264,201
Ser. 366, Class 22, IO, 4.50%, 10/25/35		23,861	659
IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.384%, 9/25/43		2,286,032	404,511
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.184%, 4/25/40		760,356	118,806
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47		1,171,666	260,696
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44		1,378,898	272,744
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43		1,217,511	194,607
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43		936,945	142,369
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.884%, 12/25/46		2,697,740	343,962
IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.784%, 7/25/39		2,334,010	156,869
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.734%, 2/25/43		1,553,463	256,321
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46		2,239,908	381,459
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37		2,352,315	95,034
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		1,444,332	102,478
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41		1,745,923	170,695
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41		1,475,316	82,441
Ser. 99-51, Class N, PO, zero %, 9/17/29		6,589	6,012

Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)		817,391	17,329

Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47		905,193	206,990
Ser. 16-42, IO, 5.00%, 2/20/46		1,567,237	340,137
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45		1,856,900	255,324
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44		2,787,696	616,917
Ser. 14-76, IO, 5.00%, 5/20/44		832,962	192,441
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43		891,461	202,183
Ser. 12-146, IO, 5.00%, 12/20/42		1,351,406	307,918
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		462,594	105,348
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40		681,167	157,806
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		3,028,530	685,356
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		1,722,092	395,478
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39		577,219	133,976
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46		1,049,014	211,114
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46		2,023,513	318,865
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45		1,357,794	184,253
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43		1,359,419	287,177
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43		2,045,670	436,505
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43		794,908	114,886
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42		290,640	48,592
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41		1,153,410	238,160
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40		1,389,007	303,359
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40		1,400,840	301,293
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40		1,438,047	297,879
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40		705,759	145,528
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39		680,371	157,866
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45		4,052,407	737,660
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45		1,243,212	228,777
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45		2,478,613	462,573
Ser. 15-40, IO, 4.00%, 3/20/45		2,226,272	455,050
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44		1,493,318	269,902
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43		1,592,602	234,750
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43		914,090	176,392
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42		1,459,184	287,563
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41		3,398,596	529,119
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.985%, 9/20/43		806,052	107,777
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.942%, 7/16/43		464,751	61,654
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46		1,657,079	322,965
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46		3,248,055	561,264
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45		2,749,711	469,692
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43		1,052,955	142,024
Ser. 13-76, IO, 3.50%, 5/20/43		2,537,351	460,402
Ser. 13-28, IO, 3.50%, 2/20/43		837,285	147,362
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43		1,221,514	210,662
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43		1,939,968	337,748
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		1,265,629	215,499
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42		1,453,538	282,325
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42		1,630,112	304,457
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42		2,270,294	426,602
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38		1,946,764	207,330
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28		3,149,494	296,430
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.435%, 8/20/44		2,115,129	245,884
Ser. 17-H02, Class BI, IO, 2.384%, 1/20/67(WAC)		2,698,813	350,036
Ser. 16-H14, Class AI, IO, 2.341%, 6/20/66(WAC)		2,531,542	275,019
Ser. 16-H17, Class KI, IO, 2.324%, 7/20/66(WAC)		1,775,610	193,098
Ser. 17-H06, Class BI, IO, 2.309%, 2/20/67(WAC)		3,123,957	375,500
Ser. 16-H16, Class EI, IO, 2.206%, 6/20/66(WAC)		2,629,411	294,231
Ser. 15-H24, Class AI, IO, 2.166%, 9/20/65(WAC)		3,297,831	314,333
Ser. 17-H08, Class NI, IO, 2.138%, 3/20/67(WAC)		4,077,904	470,998
Ser. 18-H03, Class XI, IO, 2.066%, 2/20/68(WAC)		3,149,224	436,482
Ser. 16-H03, Class DI, IO, 2.012%, 12/20/65(WAC)		3,243,932	304,119
Ser. 16-H23, Class NI, IO, 2.003%, 10/20/66(WAC)		9,953,761	1,133,733
Ser. 17-H16, Class JI, IO, 1.988%, 8/20/67(WAC)		3,838,707	537,419
Ser. 17-H12, Class QI, IO, 1.949%, 5/20/67(WAC)		3,206,957	383,324
Ser. 17-H11, Class TI, IO, 1.929%, 4/20/67(WAC)		2,308,833	286,859
Ser. 16-H06, Class DI, IO, 1.901%, 7/20/65		5,077,006	399,367
Ser. 15-H10, Class BI, IO, 1.888%, 4/20/65(WAC)		2,313,063	198,260
Ser. 15-H25, Class EI, IO, 1.84%, 10/20/65(WAC)		2,949,158	253,333
Ser. 16-H09, Class BI, IO, 1.831%, 4/20/66(WAC)		4,611,951	443,679
Ser. 16-H24, Class JI, IO, 1.829%, 11/20/66(WAC)		3,153,693	386,327
Ser. 17-H11, Class DI, IO, 1.805%, 5/20/67(WAC)		2,733,174	307,482
Ser. 18-H05, Class BI, IO, 1.80%, 2/20/68(WAC)		3,551,920	495,049
FRB Ser. 15-H08, Class CI, IO, 1.785%, 3/20/65(WAC)		1,772,811	151,565
Ser. 15-H23, Class BI, IO, 1.722%, 9/20/65(WAC)		3,765,503	310,654
Ser. 16-H22, Class AI, IO, 1.718%, 10/20/66(WAC)		3,534,168	401,506
Ser. 17-H09, IO, 1.705%, 4/20/67(WAC)		3,687,874	377,734
Ser. 16-H24, Class CI, IO, 1.686%, 10/20/66(WAC)		2,560,971	215,380
Ser. 16-H14, IO, 1.669%, 6/20/66(WAC)		2,145,053	144,933
Ser. 17-H16, Class IB, IO, 1.665%, 8/20/67(WAC)		3,413,113	349,844
Ser. 13-H08, Class CI, IO, 1.665%, 2/20/63(WAC)		4,562,391	241,807
Ser. 17-H10, Class MI, IO, 1.643%, 4/20/67(WAC)		5,229,936	506,781
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65(WAC)		5,337,747	409,405
Ser. 14-H21, Class BI, IO, 1.539%, 10/20/64(WAC)		3,342,817	226,309
Ser. 17-H16, Class IG, IO, 1.458%, 7/20/67(WAC)		3,569,349	348,012
Ser. 16-H03, Class AI, IO, 1.329%, 1/20/66(WAC)		2,738,577	249,895
Ser. 16-H10, Class AI, IO, 1.285%, 4/20/66(WAC)		5,258,061	387,530
Ser. 16-H06, Class CI, IO, 1.153%, 2/20/66(WAC)		5,635,675	381,918
Ser. 16-H02, Class HI, IO, 1.152%, 1/20/66(WAC)		3,936,077	314,099
Ser. 15-H26, Class CI, IO, 0.77%, 8/20/65(WAC)		8,296,952	105,371
Ser. 06-36, Class OD, PO, zero %, 7/16/36		1,852	1,487

			38,332,670
Commercial mortgage-backed securities (9.3%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)		5,087,636	51

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)		707,000	657,510
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)		643,143	645,587

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.731%, 9/11/42(WAC)		275,000	246,125
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39(WAC)		391,172	254,262

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)		1,573,437	61

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.947%, 12/15/47(WAC)		326,000	316,543
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)		822,000	731,933

Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC21, Class D, 5.091%, 5/10/47(WAC)		406,000	363,676

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.015%, 5/15/46(WAC)		206,492	208,919

COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.914%, 10/15/45(WAC)		233,000	196,950
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)		700,000	507,569
FRB Ser. 13-CR9, Class D, 4.399%, 7/10/45(WAC)		452,000	386,913

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.96%, 12/15/39(WAC)		1,515,910	12,590

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 6.185%, 9/15/39(WAC)		159,879	162,023

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)		190,450	196,544

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.94%, 4/15/50(WAC)		681,000	611,272

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41		21,697	22,018

GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.591%, 7/10/39(WAC)		588,163	588

GS Mortgage Securities Trust 144A Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)		189,000	177,170

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47(WAC)		844,000	757,679
FRB Ser. C14, Class D, 4.72%, 8/15/46(WAC)		372,000	339,349
FRB Ser. 14-C18, Class E, 4.474%, 2/15/47(WAC)		381,000	274,934
FRB Ser. 13-C12, Class E, 4.232%, 7/15/45(WAC)		138,000	103,418
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)		656,000	401,137

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.302%, 4/15/46(WAC)		284,000	250,990

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.441%, 2/12/51(WAC)		182,052	182,735
FRB Ser. 07-CB20, Class E, 6.441%, 2/12/51(WAC)		403,000	403,000
FRB Ser. 11-C3, Class F, 5.865%, 2/15/46(WAC)		401,000	387,977
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)		715,000	539,524
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)		2,750,975	28

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.217%, 4/20/48(WAC)		413,000	360,636

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.194%, 12/15/49(WAC)		281,336	176

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.86%, 8/15/47(WAC)		472,000	429,726
FRB Ser. 13-C10, Class D, 4.219%, 7/15/46(WAC)		645,000	588,995
Ser. 14-C17, Class E, 3.50%, 8/15/47		369,000	259,002

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)		364,609	91,152
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)		321,750	299,227
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)		385,000	363,733

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.351%, 1/11/43(WAC)		176,893	171,622
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39(WAC)		200,166	198,584

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/19 (Cayman Islands) (In default)(NON)(WAC)		158,000	1,501

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38		472,775	39,477

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)		490,000	334,952

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.281%, 6/15/45(WAC)		304,609	268,087
FRB Ser. 07-C34, IO, 0.117%, 5/15/46(WAC)		2,101,646	515

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.423%, 7/15/46(WAC)		649,000	567,079
Ser. 14-LC16, Class D, 3.938%, 8/15/50		828,000	685,852

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)		1,331,000	929,495
FRB Ser. 12-C7, Class E, 4.977%, 6/15/45(WAC)		875,000	727,563
FRB Ser. 13-C15, Class D, 4.621%, 8/15/46(WAC)		1,339,000	1,151,036
FRB Ser. 12-C10, Class D, 4.59%, 12/15/45(WAC)		996,000	859,673
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)		2,626,000	1,665,548

			19,332,706
Residential mortgage-backed securities (non-agency) (11.3%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.88%, 11/27/36(WAC)		601,057	501,882
FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%), 2.235%, 6/26/35		33,786	33,599

Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%), 5.141%, 4/25/34		197,382	207,292
FRB Ser. 05-8, Class 21A1, 4.229%, 10/25/35(WAC)		314,683	322,636

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 6.966%, 10/25/27 (Bermuda)		220,000	232,058

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.566%, 3/25/37		870,474	749,621

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 3.345%, 9/25/35		212,296	209,246
FRB Ser. 06-OA7, Class 1A1, 2.796%, 6/25/46(WAC)		999,576	890,022
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.785%, 6/25/46		442,380	411,190
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.566%, 9/25/35		597,260	577,075
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.495%, 11/20/35		441,886	432,448
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 2.426%, 4/25/47		183,409	167,669
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.406%, 8/25/46		293,078	247,651
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.406%, 8/25/46		390,924	347,922
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.406%, 8/25/46		1,838,351	1,553,407

Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 2.406%, 12/25/36		465,917	278,959

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 12.216%, 7/25/28		783,393	1,039,801
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.566%, 4/25/28		600,946	778,205
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.766%, 12/25/27		420,275	519,526
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.366%, 11/25/28		590,000	699,578

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.466%, 9/25/28		878,025	1,290,935
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.966%, 10/25/28		499,713	705,085
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.966%, 8/25/28		391,888	562,277
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 12.966%, 1/25/29		89,793	120,077
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.116%, 10/25/28		1,557,370	1,802,769
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.916%, 4/25/28		1,169,564	1,358,917
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.766%, 4/25/28		163,345	185,355
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.716%, 9/25/29		460,000	539,408
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.216%, 7/25/25		1,463,224	1,667,729
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.216%, 7/25/25		277,422	308,684
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 7.066%, 10/25/29		445,000	510,715
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.466%, 4/25/29		63,000	71,665
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.216%, 5/25/25		60,489	66,430
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.816%, 1/25/30		160,000	169,189

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.396%, 5/25/36		667,929	311,581

GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.526%, 5/25/37		256,557	194,785

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.416%, 6/25/37		308,104	183,059

MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 3.011%, 8/25/35		148,229	130,904

Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 7.966%, 4/25/27 (Bermuda)		280,000	294,350

Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 2.376%, 1/25/37		508,404	488,633

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.396%, 1/25/37		473,923	446,113

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.124%, 9/25/35(WAC)		385,013	387,172
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.616%, 12/25/45		364,432	356,505
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.35%), 2.566%, 12/25/45		759,786	753,528

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 4.192%, 4/25/36(WAC)		226,181	229,574
FRB Ser. 06-AR2, Class 1A1, 4.019%, 3/25/36(WAC)		229,195	229,997

			23,565,223

Total mortgage-backed securities (cost $79,881,642)			$81,230,599

CORPORATE BONDS AND NOTES (28.7%)(a)
		Principal amount	Value

Basic materials (3.2%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$92,000	$98,440

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		30,000	30,488

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		200,000	198,250

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26		105,000	100,013

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		86,000	93,310

ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		130,000	151,106

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		117,000	107,786

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		87,000	90,045

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		160,000	169,000

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		188,000	181,655

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		238,000	242,689

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		65,000	62,481

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		135,000	132,806

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		326,000	317,817

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		188,000	166,380

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		42,000	40,501

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		49,000	51,964

Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		35,000	34,038

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		207,000	191,734

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		250,000	242,188

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24		70,000	70,103

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		75,000	75,844

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26		60,000	57,300

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		400,000	379,500

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		85,000	81,175

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		131,000	139,515

Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		55,000	50,050

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		271,000	266,596

Golden Nugget, Inc. 144A sr. unsec. notes 7.875%, 7/15/26		79,000	78,013

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		100,000	103,250

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		157,000	149,692

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		62,000	67,425

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		106,000	108,915

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		100,000	99,750

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		38,000	39,712

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		74,000	75,672

Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		55,000	53,900

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		83,000	72,418

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)		35,000	29,225

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)		107,000	99,644

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		15,000	14,655

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		345,000	353,194

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26		107,000	107,803

PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		129,000	128,033

Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		139,000	163,673

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		45,000	44,775

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		35,000	33,338

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		135,000	136,013

TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		125,000	122,188

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)		80,000	76,900

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		45,000	41,625

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26		95,000	91,438

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		152,000	153,778

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		137,000	138,508

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		66,000	67,238

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		83,000	87,358

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		165,000	179,231

			6,740,138
Capital goods (1.6%)

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		155,000	146,281

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		245,000	256,331

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		82,000	84,788

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		105,000	106,717

Berry Global, Inc. 144A notes 4.50%, 2/15/26		45,000	42,750

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		39,000	42,900

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		213,000	224,449

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		247,000	261,203

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		111,000	120,713

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)		60,000	56,325

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		246,000	252,765

Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		268,000	258,955

Novafives SAS sr. notes Ser. REGS, 5.00%, 6/15/25 (France)	EUR	100,000	108,030

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		$85,000	87,550

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		65,000	66,625

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		95,000	90,488

Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		135,000	137,194

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		90,000	91,125

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24		87,000	81,671

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		221,000	191,718

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		45,000	45,844

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		76,000	76,760

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		100,000	102,450

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		185,000	175,288

Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		72,000	74,880

Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		45,000	46,013

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25		60,000	57,300

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25		166,000	159,360

			3,446,473
Communication services (3.4%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		200,000	201,500

Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)		200,000	195,000

Altice Luxembourg SA company guaranty sr. unsec. sub. notes Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	100,000	108,605

Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		$200,000	194,250

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		66,000	69,548

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		178,000	175,998

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		220,000	223,575

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		69,000	69,173

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		84,000	84,130

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25		200,000	212,500

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		189,000	189,042

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		67,000	67,419

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25		265,000	272,950

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		96,000	92,400

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		318,000	310,845

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		146,000	153,665

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23		235,000	257,090

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		400,000	334,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		212,000	190,005

Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		49,000	49,000

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		35,000	27,290

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		91,000	80,990

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		156,000	147,420

Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		334,000	332,330

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		8,000	8,420

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		210,000	222,338

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		39,000	39,443

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		179,000	176,100

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		36,000	37,080

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)		200,000	197,250

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		116,000	116,580

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		523,000	564,186

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		175,000	185,063

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		135,000	140,643

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		65,000	64,756

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		105,000	98,831

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		45,000	42,947

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	231,300	303,088

UPC Holding BV 144A sr. notes 5.50%, 1/15/28 (Netherlands)		$200,000	189,814

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		172,000	176,300

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		60,000	58,800

Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	100,000	133,322

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	100,000	129,665

Windstream Services, LLC/Windstream Finance Corp. 144A company guaranty sub. notes 9.00%, 6/30/25		$152,000	117,420

			7,040,771
Consumer cyclicals (4.6%)

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		115,000	110,113

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		45,000	43,088

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22		36,000	36,270

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		135,000	129,263

American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		30,000	30,075

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		86,000	87,613

Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		50,000	50,375

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		109,000	114,505

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25		45,000	47,588

Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		95,000	96,900

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		172,000	165,289

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		52,000	52,260

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		65,000	63,944

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20		76,000	76,380

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		105,000	106,838

Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	100,000	109,284

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		$310,000	293,725

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		160,000	152,400

Delta Merger Sub., Inc. 144A sr. unsec. notes 6.00%, 9/15/26		20,000	20,250

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		88,000	90,200

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24		34,000	33,108

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		65,000	68,413

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		70,000	70,484

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		90,000	91,350

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		71,000	72,101

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)	CAD	335,000	265,810

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		$90,000	87,469

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		135,000	133,074

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		180,000	178,200

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)		166,000	124,915

IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		50,000	50,063

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		80,000	81,200

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		25,000	24,000

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		50,000	46,375

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		170,000	155,975

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		298,000	327,860

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		174,000	180,090

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		45,000	47,763

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37		84,000	33,600

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		60,000	54,675

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		38,000	35,055

Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		80,000	83,300

Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		129,000	132,225

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		67,000	65,660

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	65,650

Masaria Investments SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)	EUR	100,000	110,048

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		$30,000	30,300

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		80,000	77,376

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26		120,000	123,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		175,000	184,844

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		193,000	200,720

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28		58,000	47,270

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21		85,585	56,433

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21		100,000	65,688

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		296,000	289,710

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		61,000	59,780

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		124,000	120,900

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		125,000	126,250

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		66,000	66,495

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		85,000	82,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		200,000	203,750

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		48,000	46,666

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		109,000	106,820

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		45,000	32,344

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		10,000	10,763

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		155,000	154,225

Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		65,000	65,240

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		165,000	164,588

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		131,000	131,810

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		376,000	398,090

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		262,000	256,433

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5.125%, 2/15/27		80,000	73,500

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		105,000	108,938

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		157,000	150,720

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		155,000	153,450

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		195,000	190,125

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		95,000	95,950

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		15,000	15,375

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		30,000	30,675

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		151,000	150,811

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	9,237

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		100,000	94,470

Takko Luxembourg 2 SCA company guaranty sr. notes Ser. REGS, 5.375%, 11/15/23 (Luxembourg)	EUR	100,000	95,501

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		$111,000	110,168

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		107,000	108,873

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		70,000	67,725

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		156,000	150,540

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		30,000	29,775

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		87,000	85,369

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 5.75%, 4/1/27		15,000	14,138

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		90,000	89,100

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		220,000	204,325

			9,625,083
Consumer staples (1.3%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		135,000	129,263

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		100,000	94,750

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		129,000	130,290

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		301,000	309,392

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		104,000	94,120

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		135,000	126,731

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	305,000	330,607

Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	100,000	115,666

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		$98,000	73,010

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		221,000	231,670

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		150,000	152,157

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		70,000	67,200

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		115,000	114,569

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		115,000	114,066

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		65,000	62,481

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	127,400

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		32,000	31,280

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		105,000	104,486

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28		90,000	84,600

Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		65,000	64,756

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		165,000	147,881

			2,706,375
Energy (7.0%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		440,000	418,000

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		40,000	40,950

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		150,000	151,920

Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26		103,000	105,833

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		67,000	75,375

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		35,000	34,869

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		131,000	125,105

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		60,000	57,300

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		219,000	230,224

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		130,000	130,488

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		43,000	43,860

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		168,000	173,250

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		20,000	19,475

Comstock Escrow Corp. 144A sr. unsec. notes 9.75%, 8/15/26		100,000	99,780

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		214,000	211,318

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		376,000	368,729

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		163,000	165,241

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25		110,000	107,250

DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		50,000	50,938

DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		60,000	64,200

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		25,000	24,375

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		90,000	97,313

Denbury Resources, Inc. 144A notes 7.50%, 2/15/24		50,000	51,500

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		140,000	142,800

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		50,000	50,063

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		120,000	120,000

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		50,000	50,000

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		265,000	253,738

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		86,000	85,355

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		75,000	73,781

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24		194,000	160,050

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25		70,000	53,550

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		37,000	37,278

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26		95,000	97,256

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		129,000	130,290

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		166,000	169,735

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		150,000	145,125

Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26		91,000	90,545

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		7,000	6,388

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		110,000	100,100

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		90,000	89,100

Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		160,000	153,386

Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		15,000	14,735

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		80,000	82,900

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		55,000	54,588

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		45,000	46,688

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		61,000	62,373

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		66,000	67,154

Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		95,000	96,663

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		200,000	204,187

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		285,000	282,736

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		1,874,000	1,897,652

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)		262,000	248,900

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		378,000	413,910

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		478,000	479,793

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		1,001,000	1,033,533

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		172,000	158,025

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		57,000	53,010

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		688,000	147,920

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		1,103,000	238,800

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		760,000	163,400

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/24/22 (Mexico)		519,000	524,969

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		1,784,000	1,668,040

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		108,000	111,105

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		69,000	69,937

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		16,000	15,560

SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		100,000	102,000

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		43,000	43,602

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)		80,000	77,000

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		20,000	2

SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		40,000	41,350

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		74,000	76,220

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28		85,000	85,744

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27		54,000	54,000

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28		163,000	158,518

Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		50,000	50,750

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)		171,000	169,290

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26		85,000	87,763

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		16,000	15,900

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25		50,000	48,250

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		183,000	179,340

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23		25,000	23,625

Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		70,000	72,800

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		85,000	113,259

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		22,000	24,970

WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		83,000	84,038

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		22,000	22,798

			14,523,630
Financials (2.9%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		150,000	151,125

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		338,000	409,403

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		85,000	87,763

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		72,000	90,360

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		50,000	52,375

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		80,000	86,360

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		75,000	77,940

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		125,000	127,344

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		65,000	66,300

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		84,000	85,680

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		83,000	81,340

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		174,000	177,915

Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		250,000	308,438

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		80,000	77,400

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)		60,000	59,154

Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		91,000	88,270

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		122,000	118,340

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		75,000	78,094

HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		117,000	117,153

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		75,000	76,781

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		75,000	76,875

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		68,000	69,236

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		195,000	197,438

Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	192,752

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		45,000	45,338

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		45,000	44,325

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)		86,000	87,667

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		160,000	156,200

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		40,000	36,604

Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	100,000	131,620

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		$100,000	100,120

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		135,000	135,000

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	211,876

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		95,000	118,513

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		200,000	204,750

Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		50,000	49,750

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		95,000	94,763

Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		120,000	114,913

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		180,000	180,000

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)		104,000	105,630

UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		200,000	201,999

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		114,000	113,715

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		700,000	682,500

Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26		30,000	31,425

Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23		60,000	62,775

WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		185,000	179,289

			6,042,608
Health care (2.4%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		190,000	171,000

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		108,000	82,080

Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		35,000	35,000

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		110,000	118,663

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		90,000	96,863

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		233,000	221,350

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		289,000	281,775

Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		130,000	137,345

Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		45,000	46,800

Bausch Health Cos., Inc. 144A sr. unsec. notes 8.50%, 1/31/27		95,000	99,750

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		146,000	138,335

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		155,000	162,750

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		135,000	136,519

Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		50,000	51,193

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		146,000	138,656

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		286,000	160,246

CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		133,000	110,574

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		158,000	139,435

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		130,000	133,738

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		102,000	106,080

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		205,000	207,819

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		74,000	81,030

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		150,000	151,125

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		149,000	163,945

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		132,000	111,375

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		105,000	106,706

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		25,000	24,563

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		245,000	239,365

Service Corp. International sr. unsec. notes 4.625%, 12/15/27		35,000	33,593

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		478,000	485,858

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		90,000	92,700

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		164,000	169,387

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		63,000	66,389

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)		200,000	203,089

Unilabs Subholding AB company guaranty sr. unsec. notes Ser. REGS, 5.75%, 5/15/25 (Sweden)	EUR	100,000	113,191

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		$60,000	60,975

WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		40,000	40,700

			4,919,962
Technology (1.2%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		546,000	—

Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		175,000	177,538

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		503,000	539,568

Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26		35,000	36,181

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23		56,000	58,310

First Data Corp. 144A notes 5.75%, 1/15/24		214,000	217,478

First Data Corp. 144A sr. notes 5.375%, 8/15/23		150,000	152,288

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		226,000	219,808

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		179,000	180,564

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		188,000	190,547

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		51,000	51,701

Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		40,000	40,700

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		236,000	257,830

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		107,000	104,058

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		210,000	210,525

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		145,000	140,226

			2,577,322
Transportation (0.1%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		162,000	165,240

			165,240
Utilities and power (1.0%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		280,000	287,000

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		85,000	85,531

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23		50,000	50,125

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		131,000	132,310

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		247,000	218,595

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		65,000	60,206

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		40,000	40,200

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		290,000	312,495

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		129,000	138,836

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		60,000	66,075

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		91,000	95,778

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27		50,000	51,890

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)		195,000	131,625

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		80,000	86,800

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		148,000	155,400

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28		45,000	45,450

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20		119,000	893

Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		129,000	130,451

			2,089,660

Total corporate bonds and notes (cost $61,645,771)			$59,877,262

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (22.1%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.4%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 10/1/48		$6,000,000	$6,200,156
4.00%, TBA, 10/1/48		3,000,000	3,050,156

			9,250,312
U.S. Government Agency Mortgage Obligations (17.7%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 10/1/48		3,000,000	3,203,906
4.00%, TBA, 11/1/48		6,000,000	6,050,156
4.00%, TBA, 10/1/48		6,000,000	6,058,125
3.50%, TBA, 10/1/48		19,000,000	18,697,188
2.50%, TBA, 10/1/48		3,000,000	2,774,297

			36,783,672

Total U.S. government and agency mortgage obligations (cost $46,346,799)			$46,033,984

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.0%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		$160,000	$131,600

Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		1,500,000	1,338,750

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		1,233,000	1,048,050

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		285,000	225,150

Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		200,000	166,540

Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		215,000	188,534

Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 45.78%, 5/31/22 (Argentina)	ARS	6,180,000	137,699

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$390,000	324,753

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		1,075,000	1,081,719

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		230,000	213,118

Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		705,000	592,200

Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		260,000	272,220

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		260,000	293,800

Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		200,000	200,000

Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%, 2/21/23 (Egypt)		200,000	193,250

Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		200,000	191,000

Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%, 2/21/23 (Egypt)		390,000	376,908

El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		250,000	232,125

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	832,000	1,007,097

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)	EUR	16,000	15,435

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	62,000	63,131

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	63,000	64,953

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	167,000	175,241

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	1,108,933	1,197,941

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	633,267	688,125

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	546,533	598,161

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)	EUR	106,000	117,197

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	500,000	559,069

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	604,753	684,925

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	690,192	788,486

Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		$1,045,000	1,060,675

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	304,500

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		575,000	674,906

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)		300,000	336,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	216,975

Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		295,000	269,188

Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		515,000	470,742

Ivory Coast (Republic of) 144A sr. unsec. notes 5.25%, 3/22/30 (Ivory Coast)	EUR	245,000	270,010

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		$235,000	237,938

Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		200,000	192,000

Turkey (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		220,000	204,875

United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		220,000	221,394

United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		1,050,000	1,032,617

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		265,000	70,225

Total foreign government and agency bonds and notes (cost $19,142,648)			$18,729,222

SENIOR LOANS (1.5%)(a)(c)
		Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.104%, 7/2/22		$37,467	$29,014

Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.834%, 4/21/24		63,924	58,123

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.408%, 12/15/24		153,338	154,516

BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.581%, 4/3/24		54,450	54,392

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.962%, 11/17/22		120,000	122,400

CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.826%, 3/31/25		53,000	53,298

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24		72,640	73,064

Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.492%, 6/30/24		107,184	105,531

First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.212%, 4/26/24		91,342	91,391

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.076%, 10/25/23		136,095	130,073

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.826%, 4/16/21		70,048	70,135

Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.992%, 3/31/24		56,893	57,213

HFOTCO, LLC bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.75%), 5.09%, 6/26/25		154,225	154,514

iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 8.826%, 1/30/19 (In default)(NON)		319,000	237,123

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24		205,000	202,438

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.509%, 10/16/23		59,691	60,026

KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23		117,927	114,684

Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.593%, 11/1/24		80,000	81,600

Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 7.25%), 9.585%, 10/17/22		79,785	73,003

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.64%, 11/6/24		263,675	264,499

Navistar Financial Corp. Owner Trust bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 5.88% 8/3/25		30,000	30,094

Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.37%, 10/25/20		136,528	126,544

Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.267%, 2/28/25		84,575	83,165

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.348%, 11/3/23		69,474	68,531

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.81%, 9/7/23		189,795	144,442

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/28/26		75,000	72,000

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/28/25		79,400	78,705

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.576%, 3/19/21		47,964	46,406

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 6.576%, 3/19/20		95,907	93,869

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25		94,213	91,460

Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.256%, 7/24/24		59,699	59,625

Total senior loans (cost $3,214,387)			$3,081,878

PURCHASED SWAP OPTIONS OUTSTANDING (1.3%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Citibank, N.A.

(3.05)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.05		$30,276,100	$190,437

(3.031)/3 month USD-LIBOR-BBA/Jun-49	Jun-19/3.031		2,388,900	117,582

3.087/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.087		30,276,100	106,875

(3.25325)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.25325		30,276,100	34,515

2.89/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.89		30,276,100	303

Goldman Sachs International

(3.0325)/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.0325		42,986,600	130,679

(3.01)/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.01		42,986,600	89,412

(3.10)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.10		20,184,100	83,562

3.0325/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.0325		42,986,600	57,172

3.01/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.01		42,986,600	43,846

0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	26,650,900	19,804

-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	26,650,900	8,664

2.93/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.93		$20,184,100	2,826

1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	2,455,000	2,624

1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	6,309,000	493

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		$18,105,000	18

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		4,178,100	4

JPMorgan Chase Bank N.A.

1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	6,240,000	182,500

(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		$2,557,500	180,790

(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	176,902

1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	2,489,000	164,375

2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		$2,557,500	104,653

2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	102,121

(2.925)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.925		32,239,900	96,075

0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	17,050,000	1,778

2.76/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.76		$16,120,000	16

Morgan Stanley & Co. International PLC

3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		2,490,200	235,347

3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		2,490,200	235,324

(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225		42,335,300	137,590

3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		62,708,000	77,758

(2.92875)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.92875		21,167,700	61,175

Total purchased swap options outstanding (cost $3,488,343)				$2,645,220

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
	Principal amount	Value

Basic materials (—%)

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)	$17,000	$17,126

Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23	16,000	15,081

		32,207
Capital goods (—%)

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	25,000	27,727

Greenbrier Cos., Inc. (The) cv. sr. unsec. notes 2.875%, 2/1/24	16,000	18,921

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	16,000	11,933

II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	12,000	14,099

Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24	23,000	26,951

		99,631
Communication services (—%)

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	46,000	43,873

GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	4,000	4,396

RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23	20,000	25,078

		73,347
Consumer cyclicals (0.1%)

Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24	11,075	18,037

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46	41,000	45,973

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	44,000	53,427

Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	15,000	17,529

Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 2.50%, 3/15/23	20,000	21,610

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23	16,000	14,379

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19	12,000	12,159

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20	36,000	54,634

Square, Inc. cv. sr. unsec. unsub. notes 0.375%, 3/1/22	5,000	21,630

Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23	20,000	28,330

		287,708
Consumer staples (0.1%)

Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23	9,000	10,841

IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22	15,000	22,294

Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47	42,000	42,185

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20	21,000	21,861

Wayfair, Inc. cv. sr. unsec. sub. notes 0.375%, 9/1/22	15,000	22,612

		119,793
Energy (0.1%)

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $24,845) (Cayman Islands)(RES)	35,887	35,887

Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45	23,000	18,449

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26	28,000	27,657

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	21,000	28,197

Weatherford International, Ltd. cv. company guaranty sr. unsec. notes 5.875%, 7/1/21	19,000	17,893

		128,083
Financials (0.1%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	14,000	13,917

Heritage Insurance Holdings, Inc. cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37	12,000	13,842

IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	29,000	31,873

JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	24,000	23,160

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)	18,000	19,890

		102,682
Health care (0.2%)

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	34,000	36,236

Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25	23,000	17,779

Exact Sciences Corp. cv. sr. unsec. notes 1.00%, 1/15/25	17,000	21,006

Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23	35,000	38,628

Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25	15,000	12,627

Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24	12,000	15,171

Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22	13,000	16,876

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)	56,000	59,918

Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22	38,000	40,835

Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	12,000	20,455

Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	24,000	25,380

Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.625%, 4/1/23	16,000	17,891

Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25	21,000	36,090

Wright Medical Group, Inc. 144A cv. company guaranty sr. unsec. notes 1.625%, 6/15/23	25,000	26,422

		385,314
Technology (0.4%)

Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25	18,000	17,702

Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	10,000	15,000

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19	10,000	15,359

Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23	18,000	32,843

Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22	20,000	25,133

Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22	13,000	22,851

HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22	20,000	32,871

Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	15,000	14,777

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22	11,000	16,531

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39	16,000	36,720

J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	21,000	27,203

Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	63,000	67,062

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43	26,000	40,293

Nice Systems, Inc. cv. company guaranty sr. unsec. notes 1.25%, 1/15/24	20,000	28,588

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41	8,000	36,650

Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	15,000	15,440

Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23	18,000	19,918

Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23	16,000	24,723

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	20,000	22,456

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20	15,000	17,401

OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22	24,000	22,877

Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	40,000	41,808

RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22	30,000	49,013

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19	18,000	33,252

ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22	23,000	34,289

Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25	20,000	20,597

Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23	18,000	23,381

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20	12,000	20,224

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	24,000	22,095

Vocera Communications, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/23	12,000	15,093

Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24	17,000	15,731

Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23 (Israel)	14,000	14,872

Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	21,000	24,290

		867,043
Transportation (—%)

Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	28,000	26,771

		26,771
Utilities and power (—%)

NRG Energy, Inc. 144A cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	39,000	41,057

		41,057

Total convertible bonds and notes (cost $1,986,308)		$2,163,636

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Goldman Sachs International

USD/CNH (Call)	Apr-19/CNH 7.00	$6,964,700	$6,964,700	$73,589

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Oct-18/$93.16	3,000,000	3,000,000	546

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Oct-18/96.43	16,000,000	16,000,000	1,264

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.02	10,000,000	10,000,000	60,910

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.17	10,000,000	10,000,000	52,270

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.33	10,000,000	10,000,000	44,440

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.19	10,000,000	10,000,000	8,080

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.38	10,000,000	10,000,000	5,500

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.56	10,000,000	10,000,000	3,640

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.80	10,000,000	10,000,000	84,170

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.64	10,000,000	10,000,000	74,020

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.48	10,000,000	10,000,000	64,660

Total purchased options outstanding (cost $619,839)				$473,089

COMMON STOCKS (0.1%)(a)
			Shares	Value

Avaya Holdings Corp.(NON)			4,869	$107,799

Caesars Entertainment Corp.(NON)			2,065	21,166

CHC Group, LLC (Units) (acquired 3/23/17, cost $10,107) (Cayman Islands)(NON)(RES)			697	4,879

Concordia International Corp. (Canada)(NON)			430	8,659

Halcon Resources Corp.(NON)			11,413	51,016

MWO Holdings, LLC (Units)(F)			98	7,938

Nine Point Energy(F)			648	9,357

Proofpoint, Inc.(NON)			—	3

SandRidge Energy, Inc.(NON)			3,221	35,012

Tervita Corp. (Canada)(NON)			191	1,318

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			10,369	7,155

Tribune Media Co. Class 1C			55,356	19,375

Total common stocks (cost $495,838)				$273,677

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP			6,980	$183,574

Total preferred stocks (cost $175,813)				$183,574

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

Nine Point Energy 6.75% cv. pfd.			13	$15,293

Total convertible preferred stocks (cost $13,000)				$15,293

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	3,100	$310

Total warrants (cost $—)				$310

SHORT-TERM INVESTMENTS (21.5%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 2.24%(AFF)		Shares	36,456,195	$36,456,195

U.S. Treasury Bills 2.142%, 12/13/18(SEGSF)(SEGCCS)(SEGTBA)			$4,397,000	4,378,043

U.S. Treasury Bills 2.130%, 12/6/18(SEGSF)(SEGCCS)			293,000	291,857

U.S. Treasury Bills 2.121%, 11/23/18(SEG)(SEGCCS)			69,000	68,786

U.S. Treasury Bills 2.109%, 10/25/18(SEGCCS)			655,000	654,091

U.S. Treasury Bills 2.095%, 11/8/18(SEG)(SEGSF)(SEGCCS)			1,932,000	1,927,779

U.S. Treasury Bills 2.052%, 11/15/18(SEGSF)(SEGCCS)			199,000	198,482

U.S. Treasury Bills 2.027%, 10/18/18(SEGSF)			253,000	252,753

U.S. Treasury Bills 1.972%, 10/4/18(SEGSF)(SEGCCS)			116,000	115,980

U.S. Treasury Bills 1.967%, 10/11/18(SEG)(SEGSF)(SEGCCS)			485,000	484,724

Total short-term investments (cost $44,828,997)				$44,828,690

TOTAL INVESTMENTS

Total investments (cost $261,839,385)				$259,536,434

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $140,422,581) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$945,771	$945,252	$519
	British Pound	Sell	12/19/18	49,977	49,146	(831)
	Canadian Dollar	Sell	10/17/18	13,863	13,980	117
	Euro	Sell	12/19/18	1,310,536	1,313,657	3,121
	Japanese Yen	Sell	11/19/18	824,052	841,367	17,315
	New Zealand Dollar	Buy	10/17/18	825,124	828,119	(2,995)
	New Zealand Dollar	Sell	10/17/18	825,124	838,866	13,742
	Norwegian Krone	Buy	12/19/18	1,872,782	1,814,785	57,997
	Swedish Krona	Sell	12/19/18	660,191	647,932	(12,259)
Barclays Bank PLC
	Australian Dollar	Buy	10/17/18	1,885,975	1,910,002	(24,027)
	Australian Dollar	Sell	10/17/18	1,885,975	1,894,778	8,803
	British Pound	Sell	12/19/18	877,341	872,967	(4,374)
	Canadian Dollar	Buy	10/17/18	2,530,849	2,505,919	24,930
	Canadian Dollar	Sell	10/17/18	2,530,849	2,486,081	(44,768)
	Euro	Sell	12/19/18	1,202,318	1,205,237	2,919
	Hong Kong Dollar	Sell	11/19/18	149,978	149,815	(163)
	Japanese Yen	Sell	11/19/18	638,065	651,464	13,399
	New Zealand Dollar	Buy	10/17/18	877,560	872,060	5,500
	New Zealand Dollar	Sell	10/17/18	877,560	865,561	(11,999)
	Norwegian Krone	Buy	12/19/18	1,308,293	1,267,791	40,502
	Swedish Krona	Sell	12/19/18	714,139	700,143	(13,996)
Citibank, N.A.
	Australian Dollar	Buy	10/17/18	942,445	968,016	(25,571)
	British Pound	Sell	12/19/18	742,063	735,190	(6,873)
	Canadian Dollar	Buy	10/17/18	6,738	6,620	118
	Canadian Dollar	Sell	10/17/18	6,738	6,630	(108)
	Euro	Sell	12/19/18	860,368	870,456	10,088
	Japanese Yen	Buy	11/19/18	425,783	434,348	(8,565)
	New Zealand Dollar	Buy	10/17/18	321,246	322,755	(1,509)
	New Zealand Dollar	Sell	10/17/18	321,246	326,641	5,395
	Norwegian Krone	Buy	12/19/18	449,814	435,876	13,938
	Swedish Krona	Sell	12/19/18	1,357,313	1,332,335	(24,978)
Credit Suisse International
	Australian Dollar	Buy	10/17/18	563,284	567,839	(4,555)
	Canadian Dollar	Buy	10/17/18	886,316	880,214	6,102
	Canadian Dollar	Sell	10/17/18	886,316	871,721	(14,595)
	Euro	Sell	12/19/18	3,030,104	3,038,755	8,651
	Japanese Yen	Sell	11/19/18	850,725	871,127	20,402
	New Zealand Dollar	Buy	10/17/18	844,614	869,694	(25,080)
	New Zealand Dollar	Sell	10/17/18	844,614	847,914	3,300
	Swedish Krona	Sell	12/19/18	2,088,050	2,049,224	(38,826)
	Swiss Franc	Sell	12/19/18	2,053	16,322	14,269
Goldman Sachs International
	Australian Dollar	Buy	10/17/18	5,213,774	5,268,258	(54,484)
	Australian Dollar	Sell	10/17/18	5,213,774	5,217,243	3,469
	Brazilian Real	Buy	10/2/18	81,514	80,410	1,104
	Brazilian Real	Sell	10/2/18	81,514	86,929	5,415
	Brazilian Real	Sell	1/3/19	80,901	79,775	(1,126)
	Canadian Dollar	Buy	10/17/18	1,171,170	1,154,666	16,504
	Canadian Dollar	Sell	10/17/18	1,171,170	1,153,058	(18,112)
	Euro	Sell	12/19/18	929,202	931,763	2,561
	Indian Rupee	Buy	11/19/18	863,451	868,843	(5,392)
	Indian Rupee	Sell	11/19/18	863,451	856,725	(6,726)
	Japanese Yen	Buy	11/19/18	425,782	434,345	(8,563)
	New Zealand Dollar	Sell	10/17/18	2,191,581	2,213,701	22,120
	Norwegian Krone	Buy	12/19/18	5,145,739	4,973,171	172,568
	South African Rand	Buy	10/17/18	113,355	115,557	(2,202)
	Swedish Krona	Buy	12/19/18	8,222,393	8,084,970	137,423
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/17/18	1,405,318	1,439,189	(33,871)
	British Pound	Sell	12/19/18	862,034	867,267	5,233
	Canadian Dollar	Buy	10/17/18	1,755,051	1,742,937	12,114
	Canadian Dollar	Sell	10/17/18	1,755,051	1,739,796	(15,255)
	Euro	Sell	12/19/18	1,730,318	1,748,357	18,039
	Indonesian Rupiah	Buy	12/19/18	858,042	859,342	(1,300)
	Indonesian Rupiah	Sell	12/19/18	860,498	855,652	(4,846)
	Japanese Yen	Sell	11/19/18	841,792	859,485	17,693
	Mexican Peso	Buy	10/17/18	231,738	217,148	14,590
	New Zealand Dollar	Buy	10/17/18	957,573	952,357	5,216
	New Zealand Dollar	Sell	10/17/18	957,573	974,177	16,604
	Swedish Krona	Sell	12/19/18	656,441	617,814	(38,627)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/17/18	1,732,286	1,741,730	(9,444)
	Australian Dollar	Sell	10/17/18	1,732,286	1,736,005	3,719
	British Pound	Buy	12/19/18	856,931	856,300	631
	Canadian Dollar	Buy	10/17/18	871,833	870,050	1,783
	Canadian Dollar	Sell	10/17/18	871,833	863,265	(8,568)
	Euro	Sell	12/19/18	2,025,171	2,030,777	5,606
	Japanese Yen	Sell	11/19/18	863,146	871,878	8,732
	New Zealand Dollar	Buy	10/17/18	1,720,649	1,746,133	(25,484)
	New Zealand Dollar	Sell	10/17/18	1,720,649	1,742,049	21,400
	Norwegian Krone	Buy	12/19/18	2,515,260	2,458,959	56,301
	Swedish Krona	Sell	12/19/18	2,006,177	1,965,400	(40,777)
	Swiss Franc	Buy	12/19/18	52,045	52,621	(576)
NatWest Markets PLC
	Australian Dollar	Buy	10/17/18	1,260,594	1,293,185	(32,591)
	Canadian Dollar	Buy	10/17/18	1,319,406	1,293,042	26,364
	Canadian Dollar	Sell	10/17/18	1,319,406	1,300,935	(18,471)
	Euro	Sell	12/19/18	194,348	194,825	477
	Japanese Yen	Sell	11/19/18	863,145	871,881	8,736
	New Zealand Dollar	Sell	10/17/18	872,456	876,758	4,302
	Norwegian Krone	Sell	12/19/18	2,669,843	2,573,020	(96,823)
	Swedish Krona	Sell	12/19/18	1,467,091	1,440,124	(26,967)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	242,533	294,907	(52,374)
	British Pound	Sell	12/19/18	1,299,134	1,293,513	(5,621)
	Canadian Dollar	Sell	10/17/18	142,659	142,079	(580)
	Euro	Sell	12/19/18	5,006,893	5,021,085	14,192
	Japanese Yen	Sell	11/19/18	1,308,722	1,343,293	34,571
	New Zealand Dollar	Sell	10/17/18	872,456	888,741	16,285
	Norwegian Krone	Buy	12/19/18	2,917,292	2,856,666	60,626
	Swedish Krona	Sell	12/19/18	913,052	897,349	(15,703)
UBS AG
	Australian Dollar	Buy	10/17/18	1,721,153	1,767,997	(46,844)
	British Pound	Sell	12/19/18	869,491	877,564	8,073
	Canadian Dollar	Buy	10/17/18	1,784,636	1,769,160	15,476
	Canadian Dollar	Sell	10/17/18	1,784,636	1,758,653	(25,983)
	Euro	Sell	12/19/18	4,470,709	4,486,849	16,140
	Japanese Yen	Buy	11/19/18	40,269	41,118	(849)
	New Zealand Dollar	Sell	10/17/18	291,018	301,776	10,758
	Norwegian Krone	Buy	12/19/18	752,777	729,477	23,300
	Swedish Krona	Sell	12/19/18	1,073,106	1,052,979	(20,127)
WestPac Banking Corp.
	Australian Dollar	Buy	10/17/18	1,556,260	1,596,640	(40,380)
	Canadian Dollar	Buy	10/17/18	32,141	32,064	77
	Canadian Dollar	Sell	10/17/18	32,141	31,863	(278)
	Euro	Sell	12/19/18	459,517	460,751	1,234
	New Zealand Dollar	Buy	10/17/18	1,736,824	1,738,586	(1,762)
	New Zealand Dollar	Sell	10/17/18	1,736,824	1,741,000	4,176

Unrealized appreciation						1,064,739

Unrealized (depreciation)						(926,778)

Total						$137,961
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-BTP Italian Government Bond (Short)	3	$431,353	$431,353	Dec-18	$(495)
Euro-Bund 10 yr (Short)	18	3,318,536	3,318,538	Dec-18	32,558
Euro-OAT 10 yr (Short)	6	1,052,260	1,052,260	Dec-18	10,571
U.S. Treasury Note Ultra 10 yr (Long)	23	2,898,000	2,898,000	Dec-18	(40,296)

Unrealized appreciation					43,129

Unrealized (depreciation)					(40,791)

Total					$2,338

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/18 (premiums $3,293,187) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Barclays Bank PLC

2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813		$21,287,000	$128,148
Citibank, N.A.

(2.97)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.97		15,138,100	1,211
3.167/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.167		15,138,100	45,717
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09		10,617,200	108,189
(3.167)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.167		15,138,100	108,389
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663		21,287,000	180,301
2.97/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.97		15,138,100	191,346
Goldman Sachs International

(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		39,791,200	40
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	6,820,000	5,600
(3.015)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.015		$10,092,000	7,165
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	26,650,900	38,060
3.015/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.015		$10,092,000	95,975
(3.02125)/3 month USD-LIBOR-BBA/Dec-22	Dec-18/3.02125		42,986,600	98,439
3.02125/3 month USD-LIBOR-BBA/Dec-22	Dec-18/3.02125		42,986,600	217,512
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	3,410,000	240,243
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	3,410,000	262,929
JPMorgan Chase Bank N.A.

3.16/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.16		$16,120,000	20,311
3.085/3 month USD-LIBOR-BBA/Nov-20	Nov-18/3.085		32,239,900	32,885
3.005/3 month USD-LIBOR-BBA/Nov-20	Nov-18/3.005		32,239,900	60,289
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		39,791,200	261,428
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	6,820,000	324,731
Morgan Stanley & Co. International PLC

(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58		$62,708,000	25,083
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80		62,708,000	44,523
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		2,490,200	197,299
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		2,490,200	197,548

Total				$2,893,361

WRITTEN OPTIONS OUTSTANDING at 9/30/18 (premiums $520,435) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Goldman Sachs International

USD/CNH (Call)	Apr-19/CNH 7.20	$6,964,700	$6,964,700	$33,027
JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Oct-18/$93.16	3,000,000	3,000,000	20,583
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Oct-18/96.43	16,000,000	16,000,000	118,128
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.36	10,000,000	10,000,000	43,150
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.51	10,000,000	10,000,000	36,290
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.67	10,000,000	10,000,000	30,230
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.70	10,000,000	10,000,000	29,250
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.85	10,000,000	10,000,000	24,110
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/99.01	10,000,000	10,000,000	19,690
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.54	10,000,000	10,000,000	3,870
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.72	10,000,000	10,000,000	2,490
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.91	10,000,000	10,000,000	1,550
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.33	10,000,000	10,000,000	56,110
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.17	10,000,000	10,000,000	48,380
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.02	10,000,000	10,000,000	41,460
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/97.86	10,000,000	10,000,000	35,330
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/97.70	10,000,000	10,000,000	29,950
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/97.55	10,000,000	10,000,000	25,270

Total				$598,868

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		$4,973,900	$(194,479)	$33,474
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		2,984,300	(320,215)	6,565
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		4,973,900	(194,479)	(73,614)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		2,984,300	(320,215)	(125,788)
Barclays Bank PLC

1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	(2,707)
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	(5,298)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		$4,973,900	(194,479)	32,579
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	16,559
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(32,487)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		4,973,900	(194,479)	(73,116)
Goldman Sachs International

(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		1,208,400	(96,853)	13,546
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		1,208,400	(83,742)	10,755
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	3,850
3.05/3 month USD-LIBOR-BBA/Nov-28 (Purchased)	Nov-18/3.05		30,276,100	(89,819)	30
(1.98)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.98	GBP	3,135,400	(16,818)	(1,267)
(2.034)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/2.034	GBP	6,270,800	(32,619)	(9,399)
1.18/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.18	GBP	3,135,400	(13,646)	(9,563)
1.234/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.234	GBP	6,270,800	(22,964)	(11,933)
(3.2175)/3 month USD-LIBOR-BBA/Nov-28 (Purchased)	Nov-18/3.2175		$30,276,100	(84,773)	(13,019)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(20,098)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		1,208,400	(96,853)	(22,186)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		1,208,400	(109,964)	(22,730)
3.13/3 month USD-LIBOR-BBA/Nov-28 (Written)	Nov-18/3.13		15,138,100	85,379	7,418
(3.13)/3 month USD-LIBOR-BBA/Nov-28 (Written)	Nov-18/3.13		15,138,100	85,379	(3,330)
JPMorgan Chase Bank N.A.

(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(77,793)	15,399
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(125,674)	3,335
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(69,846)	(8,700)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		2,984,300	(416,683)	(37,692)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(112,085)	(39,397)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		2,984,300	(416,683)	(196,159)
Morgan Stanley & Co. International PLC

(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	15,008
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	(26,165)

Unrealized appreciation					158,518

Unrealized (depreciation)					(734,648)

Total					$(576,130)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/18 (proceeds receivable $29,286,953) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 10/1/48	$3,000,000	10/11/18	$3,094,688
Federal National Mortgage Association, 4.00%, 10/1/48	6,000,000	10/11/18	6,058,125
Federal National Mortgage Association, 3.00%, 10/1/48	21,000,000	10/11/18	20,092,734

Total			$29,245,547

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

Swap counterparty/Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

JPMorgan Chase Bank N.A.
MYR	3,250,000	$3,377	$—	12/12/22	3.925% — Quarterly	3 month MYR-KLIBOR-BNM — Quarterly	$(3,473)

Upfront premium received			—		Unrealized appreciation		—

Upfront premium (paid)			—		Unrealized (depreciation)		(3,473)

		Total	$—			Total	$(3,473)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$3,816,000	$62,491	(E)	$(28)	10/27/27	3 month USD-LIBOR-BBA — Quarterly	2.74875% — Semiannually	$(62,518)
		16,709,000	198,269		(158)	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	(196,481)
		3,261,000	5,899	(E)	(37)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	(5,936)
		3,819,000	16,536	(E)	(43)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	(16,579)
		14,029,000	190,808		9,928	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	102,518
		29,226,000	10,171		(71)	4/25/19	3 month USD-LIBOR-BBA — Quarterly	2.547% — Semiannually	183,406
		73,065,000	25,134		(177)	4/26/19	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	459,373
		14,613,000	6,576		(35)	5/1/19	3 month USD-LIBOR-BBA — Quarterly	2.5371% — Semiannually	89,848
		10,092,000	155,921		57,138	9/25/28	3 month USD-LIBOR-BBA — Quarterly	2.936% — Semiannually	(97,836)
		20,184,100	154,207		(55,774)	9/25/28	3.026% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	96,235
		11,440,000	34,206	(E)	(19,820)	12/19/28	3 month USD-LIBOR-BBA — Quarterly	3.10% — Semiannually	(54,025)
		41,496,000	87,391	(E)	(6,955)	12/19/23	3.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	80,435
		131,700,000	70,064	(E)	(50,085)	12/19/20	3.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	19,980
		68,687,000	13,875	(E)	(139,121)	12/19/23	3.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(152,995)
		25,212,800	33,432	(E)	18,871	12/19/28	3 month USD-LIBOR-BBA — Quarterly	3.15% — Semiannually	52,303
		445,100	6,100	(E)	(2,423)	12/19/48	3 month USD-LIBOR-BBA — Quarterly	3.20% — Semiannually	3,676
		423,900	1,672	(E)	(6)	10/30/28	3.167% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,678)
		2,700,000	6,423		(36)	9/28/28	3.14177% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,629)
		15,440,800	7,937		(205)	10/2/28	3.1215% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,141)
	AUD	4,194,000	6,127		(13)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(9,564)
	AUD	4,194,000	9,231		(13)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(13,871)
	AUD	4,857,000	29,660	(E)	(42)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(29,702)
	AUD	14,045,000	1,909	(E)	7,255	12/19/23	2.50% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	9,163
	AUD	4,291,000	9,563	(E)	(18,825)	12/19/28	6 month AUD-BBR-BBSW — Semiannually	2.90% — Semiannually	(9,262)
	BRL	7,491,718	44,746		(21)	1/2/23	Brazil Cetip DI Interbank Deposit Rate — At maturity	0.00% — At maturity	(45,767)
	BRL	3,805,921	16,909		(15)	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	17,317
	BRL	4,135,315	48,148		—	1/2/23	0.00% — At maturity	Brazil Cetip DI Interbank Deposit Rate — At maturity	48,993
	CAD	4,114,000	80,614		(13)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(78,035)
	CAD	4,114,000	77,142		(13)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(74,358)
	CAD	70,000	222	(E)	319	12/19/23	3 month CAD-BA-CDOR — Semiannually	2.65% — Semiannually	98
	CAD	4,516,000	28,865	(E)	(23,225)	12/19/28	2.75% — Semiannually	3 month CAD-BA-CDOR — Semiannually	5,640
	CHF	6,000	5	(E)	26	12/19/23	0.05% — Annually	6 month CHF-LIBOR-BBA — Semiannually	21
	CHF	6,880,000	18,353	(E)	(10,111)	12/19/28	6 month CHF-LIBOR-BBA — Semiannually	0.55% — Annually	(28,465)
	CHF	8,464,000	3,200	(E)	(33)	9/21/21	—	0.046% plus 6 month CHF-LIBOR-BBA — Semiannually	3,167
	EUR	3,103,000	5,973	(E)	(12)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(5,986)
	EUR	3,103,000	6,708	(E)	(12)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(6,721)
	EUR	9,970,000	17,919		(88)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(41,026)
	EUR	2,872,000	27,190	(E)	(24)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(27,214)
	EUR	5,039,000	23,613		(50)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	42,171
	EUR	1,294,000	7,852		(21)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(18,985)
	EUR	6,256,000	6,813		(29)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(3,416)
	EUR	6,293,000	8,212		(30)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(5,406)
	EUR	5,063,000	39,585		(51)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	60,151
	EUR	1,297,000	10,812		(21)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(21,878)
	EUR	13,299,000	134,613		(154)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(177,609)
	EUR	2,609,000	44,556	(E)	(36)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(44,592)
	EUR	4,437,000	13,265	(E)	(7,275)	12/19/23	0.40% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	5,990
	EUR	23,194,000	87,036	(E)	61,508	12/19/28	6 month EUR-EURIBOR-REUTERS — Semiannually	1.00% — Annually	(25,528)
	EUR	7,598,000	4,552	(E)	(33)	9/21/21	6 month EUR-EURIBOR-REUTERS — Semiannually	0.354% — Annually	(4,585)
	GBP	1,405,000	5,294	(E)	(26)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(5,320)
	GBP	6,390,000	17,215		(20)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(17,642)
	GBP	1,278,000	5,205	(E)	(16)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	5,190
	GBP	6,390,000	15,633		7,934	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(5,396)
	GBP	37,000	70	(E)	(77)	12/19/23	6 month GBP-LIBOR-BBA — Semiannually	1.45% — Semiannually	(147)
	GBP	3,664,000	12,799	(E)	(2,896)	12/19/28	6 month GBP-LIBOR-BBA — Semiannually	1.65% — Semiannually	(15,694)
	HKD	230,532,000	59,427		(56)	4/23/19	1.955% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	65,793
	HKD	57,721,000	14,607		(18)	4/24/19	1.965% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	16,238
	HKD	230,883,000	58,220		(71)	4/24/19	1.96625% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	64,677
	HKD	288,458,000	72,185		(88)	4/25/19	1.972% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	80,580
	HKD	115,441,000	30,157		(35)	4/27/19	1.96% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	32,982
	INR	54,940,000	20,353		—	12/22/22	6.715% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	19,830
	JPY	308,000,000	3,852		(11)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	(3,280)
	JPY	155,000,000	5,619		(10)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	4,522
	JPY	308,000,000	1,036		(22)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	1,703
	JPY	155,000,000	3,368		(18)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(4,400)
	JPY	308,000,000	2,120		(23)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	2,508
	JPY	155,000,000	2,971		(19)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(3,579)
	MXN	32,807,000	186,588		—	1/1/26	1 month MXN-TIIE-BANXICO — 28 Days	6.16% — 28 Days	(187,632)
	MXN	33,655,000	95,190		—	10/6/21	1 month MXN-TIIE-BANXICO — 28 Days	5.93% — 28 Days	(97,247)
	MXN	7,880,000	335		(5)	12/24/26	8.12% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(342)
	MXN	9,640,000	2,889		(6)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	(2,899)
	MXN	330,000	77		—	6/16/23	1 month MXN-TIIE-BANXICO — 28 Days	8.005% — 28 Days	(76)
	MXN	32,075,000	8,520		(13)	6/16/23	1 month MXN-TIIE-BANXICO — 28 Days	8.02% — 28 Days	(8,454)
	MXN	38,360,000	10,518		(16)	6/26/23	1 month MXN-TIIE-BANXICO — 28 Days	7.77% — 28 Days	(10,672)
	NOK	84,551,000	5,371	(E)	508	12/19/23	2.05% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(4,863)
	NOK	18,843,000	2,774	(E)	(5,869)	12/19/28	6 month NOK-NIBOR-NIBR — Semiannually	2.35% — Annually	(3,095)
	NZD	22,026,000	27,871	(E)	11,236	12/19/23	2.40% — Semiannually	3 month NZD-BBR-FRA — Quarterly	39,107
	NZD	4,429,000	7,777	(E)	(1,388)	12/19/28	3 month NZD-BBR-FRA — Quarterly	2.90% — Semiannually	(9,165)
	SEK	63,093,000	1,718		(17)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	14,301
	SEK	12,926,000	5,805		(11)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	10,108
	SEK	63,093,000	1,796		(17)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	14,445
	SEK	12,926,000	5,168		(11)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	10,813
	SEK	63,093,000	43		(17)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	11,110
	SEK	12,926,000	1,518		(11)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	14,677
	SEK	12,926,000	1,837		(11)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	14,325
	SEK	63,093,000	554		(17)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	12,196
	SEK	12,938,000	18,539		(21)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	33,211
	SEK	49,865,000	31,196		(50)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(59,064)
	SEK	61,637,000	8,100		(29)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	8,074
	SEK	60,709,000	8,286		(29)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	8,310
	SEK	49,156,000	44,740		(50)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(73,589)
	SEK	12,802,000	23,994		(22)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	38,515
	SEK	18,659,000	19,221		(19)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(30,237)
	SEK	40,000	6	(E)	(2)	12/19/28	3 month SEK-STIBOR-SIDE — Quarterly	1.30% — Annually	(8)
	SEK	173,783,000	39,108	(E)	(9,426)	12/19/23	0.65% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	29,682
	ZAR	27,700,000	21,241		(15)	1/25/21	3 month ZAR-JIBAR-SAFEX — Quarterly	7.06% — Quarterly	(20,919)
	ZAR	10,610,000	26,343		(12)	1/25/28	7.92% — Quarterly	3 month ZAR-JIBAR-SAFEX — Quarterly	25,008

	Total				$(180,901)				$19,882

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

Swap counterparty/Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Barclays Bank PLC
	$107,369	$107,149	$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$650
	113,045	112,664	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(275)
	56,724	56,900	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	825
	97,730	97,401	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(238)
	8,742	8,752	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	111
	132,527	132,159	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(191)
	648,939	646,750	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(1,577)
	542,840	541,213	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,003)
	328,029	328,309	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(855)
	88,003	88,512	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,366
	52,956	53,262	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	822
	67,191	67,580	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,043
	98,211	98,324	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,246
	14,088	14,105	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	179
	191,100	191,460	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,173)
	88,419	88,171	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(488)
	142,681	141,722	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(140)
	1,058,178	1,054,763	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,988)
	8,835,993	8,806,229	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(17,888)
	5,537,922	5,540,207	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(12,758)
Citibank, N.A.
	527,400	525,624	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,067)
	319,595	318,518	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(647)
	825,331	822,550	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,670)
Credit Suisse International
	346,632	345,464	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(702)
	376,443	376,598	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(867)
	122,386	123,094	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,899
	134,521	134,775	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,530)
	148,211	148,491	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,685)
	119,657	120,350	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,857
	228,227	229,548	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	3,542
	106,415	105,789	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	179
	53,261	52,948	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	90
	69,410	69,002	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	117
	94,679	94,042	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	93
	76,026	75,515	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	74
	182,196	180,972	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	178
	507,146	505,767	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,707
	207,769	207,204	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,109
	204,774	204,477	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,228
	208,508	207,924	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,151)
Deutsche Bank AG
	376,443	376,598	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(867)
Goldman Sachs International
	104,168	104,491	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,515
	40,739	40,786	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	517
	266,496	265,950	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,613
	266,496	265,950	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,613
	263,647	263,756	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(607)
	99,039	99,080	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(228)
	15,234	15,281	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	222
	39,963	40,087	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	581
	79,919	80,167	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,162
	184,081	184,157	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(424)
	361,180	361,329	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(832)
	220,869	220,961	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(509)
	16,940	16,947	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(39)
	45,139	45,158	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(104)
	2,890	2,893	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	37
	55,252	55,315	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	701
	347,009	346,298	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,100
	40,812	40,938	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	594
	299,967	299,352	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,815
	196,754	197,125	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,237)
	219,567	218,276	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	369
	175,290	174,259	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	295
	107,591	106,958	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	181
	206,216	205,655	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,101
	133,575	132,678	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(131)
	371,092	370,083	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,980
	140,813	140,336	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(574)
	496,302	494,914	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,741)
JPMorgan Chase Bank N.A.
	413,808	412,651	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,285
	314,164	313,286	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,735
	65,256	65,074	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	360
	196,754	197,125	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,237)
JPMorgan Securities LLC
	169,559	169,791	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,609
	76,645	76,129	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(75)
	1,287,337	1,284,699	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,789)
	441,973	444,531	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(6,859)
	731,535	727,232	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,230)

Upfront premium received			—		Unrealized appreciation		41,700

Upfront premium (paid)			—		Unrealized (depreciation)		(76,376)

		Total	$—			Total	$(34,676)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

EUR	6,295,000	$123,373	$—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$123,371
EUR	6,295,000	116,685	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(116,685)
EUR	2,361,000	46,341	(31)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	46,310
EUR	2,361,000	50,694	(57)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(50,751)
EUR	3,935,000	73,589	(51)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	73,538
EUR	3,935,000	80,839	(93)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(80,934)
EUR	3,148,000	53,977	(41)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	53,936
EUR	3,148,000	52,343	(76)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(52,419)
EUR	5,099,000	6,779	(60)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	6,719
EUR	5,099,000	7,945	(60)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	7,885
EUR	5,099,000	6,394	(60)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	6,334
EUR	5,099,000	6,009	(60)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	5,949
GBP	1,892,000	23,467	(26)	2/15/23	(3.19%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	23,440
GBP	1,892,000	29,018	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(29,062)
GBP	2,460,000	21,249	(41)	3/15/23	(3.325%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	21,208
GBP	2,460,000	29,601	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(29,658)
GBP	883,000	9,494	(12)	3/15/23	(3.295%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	9,481
GBP	883,000	12,670	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(12,691)
GBP	1,766,000	25,200	(25)	3/15/23	(3.245%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	25,175
GBP	1,766,000	24,579	(25)	3/15/23	(3.25%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	24,554
GBP	3,532,000	76,521	(84)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(76,604)
	$2,544,000	54,096	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index — Urban (CPI-U) — At maturity	54,096
	2,544,000	71,685	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index — Urban (CPI-U) — At maturity	(71,685)
	2,927,000	67,245	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index — Urban (CPI-U) — At maturity	67,245
	2,927,000	92,525	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index — Urban (CPI-U) — At maturity	(92,525)
	2,833,000	39,662	(17)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index — Urban (CPI-U) — At maturity	39,645
	2,833,000	51,042	(31)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index — Urban (CPI-U) — At maturity	(51,073)
	2,833,000	40,982	(17)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index — Urban (CPI-U) — At maturity	40,965
	2,833,000	50,909	(31)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index — Urban (CPI-U) — At maturity	(50,940)

Total			$(1,020)				$(85,176)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 (Unaudited)

	Swap counterparty/Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$5,468	$80,000	$9,432	5/11/63	300 bp — Monthly	$(3,924)
	CMBX NA BBB-.6 Index	BBB-/P	10,546	175,000	20,633	5/11/63	300 bp — Monthly	(9,999)
	CMBX NA BBB-.6 Index	BBB-/P	21,545	349,000	41,147	5/11/63	300 bp — Monthly	(19,427)
	CMBX NA BBB-.6 Index	BBB-/P	20,577	361,000	42,562	5/11/63	300 bp — Monthly	(21,804)
	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	7,274	51,000	6,013	5/11/63	300 bp — Monthly	1,287
	CMBX NA BBB-.6 Index	BBB-/P	42,022	296,000	34,898	5/11/63	300 bp — Monthly	7,272
	CMBX NA BB.6 Index	BB/P	111,251	452,000	94,378	5/11/63	500 bp — Monthly	17,250
	CMBX NA BB.6 Index	BB/P	146,290	772,000	161,194	5/11/63	500 bp — Monthly	(14,261)
	CMBX NA BB.7 Index	BB/P	28,277	220,000	27,808	1/17/47	500 bp — Monthly	653
	CMBX NA BBB-.6 Index	BBB-/P	691	7,000	825	5/11/63	300 bp — Monthly	(131)
	CMBX NA BBB-.6 Index	BBB-/P	1,359	10,000	1,179	5/11/63	300 bp — Monthly	185
	CMBX NA BBB-.6 Index	BBB-/P	1,822	17,000	2,004	5/11/63	300 bp — Monthly	(173)
	CMBX NA BBB-.6 Index	BBB-/P	1,805	17,000	2,004	5/11/63	300 bp — Monthly	(191)
	CMBX NA BBB-.6 Index	BBB-/P	3,560	21,000	2,476	5/11/63	300 bp — Monthly	1,094
	CMBX NA BBB-.6 Index	BBB-/P	4,583	48,000	5,659	5/11/63	300 bp — Monthly	(1,052)
	CMBX NA BBB-.6 Index	BBB-/P	4,964	52,000	6,131	5/11/63	300 bp — Monthly	(1,141)
	CMBX NA BBB-.6 Index	BBB-/P	8,470	77,000	9,078	5/11/63	300 bp — Monthly	(569)
	CMBX NA BBB-.6 Index	BBB-/P	10,983	96,000	11,318	5/11/63	300 bp — Monthly	(295)
	CMBX NA BBB-.6 Index	BBB-/P	12,651	115,000	13,559	5/11/63	300 bp — Monthly	(850)
	CMBX NA BBB-.6 Index	BBB-/P	11,961	121,000	14,266	5/11/63	300 bp — Monthly	(2,244)
	CMBX NA BBB-.6 Index	BBB-/P	13,010	128,000	15,091	5/11/63	300 bp — Monthly	(2,018)
	CMBX NA BBB-.6 Index	BBB-/P	14,353	139,000	16,388	5/11/63	300 bp — Monthly	(1,965)
	CMBX NA BBB-.6 Index	BBB-/P	23,530	159,000	18,746	5/11/63	300 bp — Monthly	4,864
	CMBX NA BBB-.6 Index	BBB-/P	23,393	159,000	18,746	5/11/63	300 bp — Monthly	4,726
	CMBX NA BBB-.6 Index	BBB-/P	22,059	191,000	22,519	5/11/63	300 bp — Monthly	(380)
	CMBX NA BBB-.6 Index	BBB-/P	21,495	192,000	22,637	5/11/63	300 bp — Monthly	(1,046)
	CMBX NA BBB-.6 Index	BBB-/P	22,726	206,000	24,287	5/11/63	300 bp — Monthly	(1,459)
	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	30,050	206,000	24,287	5/11/63	300 bp — Monthly	5,865
	CMBX NA BBB-.6 Index	BBB-/P	38,606	249,000	29,357	5/11/63	300 bp — Monthly	9,374
	CMBX NA BBB-.6 Index	BBB-/P	36,892	264,000	31,126	5/11/63	300 bp — Monthly	5,898
	CMBX NA BBB-.6 Index	BBB-/P	60,099	412,000	48,575	5/11/63	300 bp — Monthly	11,730
	CMBX NA BBB-.6 Index	BBB-/P	2,141	22,000	2,594	5/11/63	300 bp — Monthly	(442)
	CMBX NA BBB-.6 Index	BBB-/P	3,132	28,000	3,301	5/11/63	300 bp — Monthly	(155)
	CMBX NA BBB-.6 Index	BBB-/P	2,902	29,000	3,419	5/11/63	300 bp — Monthly	(503)
	CMBX NA BBB-.6 Index	BBB-/P	4,847	48,000	5,659	5/11/63	300 bp — Monthly	(788)
	CMBX NA BBB-.6 Index	BBB-/P	6,647	58,000	6,838	5/11/63	300 bp — Monthly	(162)
	CMBX NA BBB-.6 Index	BBB-/P	7,872	83,000	9,786	5/11/63	300 bp — Monthly	(1,872)
	CMBX NA BBB-.6 Index	BBB-/P	9,021	92,000	10,847	5/11/63	300 bp — Monthly	(1,780)
	CMBX NA BBB-.6 Index	BBB-/P	10,597	100,000	11,790	5/11/63	300 bp — Monthly	(1,143)
	CMBX NA BBB-.6 Index	BBB-/P	9,870	104,000	12,262	5/11/63	300 bp — Monthly	(2,340)
	CMBX NA BBB-.6 Index	BBB-/P	12,827	114,000	13,441	5/11/63	300 bp — Monthly	(557)
	CMBX NA BBB-.6 Index	BBB-/P	14,033	127,000	14,973	5/11/63	300 bp — Monthly	(877)
	CMBX NA BBB-.6 Index	BBB-/P	16,463	130,000	15,327	5/11/63	300 bp — Monthly	1,201
	CMBX NA BBB-.6 Index	BBB-/P	19,062	160,000	18,864	5/11/63	300 bp — Monthly	278
	CMBX NA BBB-.6 Index	BBB-/P	17,701	161,000	18,982	5/11/63	300 bp — Monthly	(1,200)
	CMBX NA BBB-.6 Index	BBB-/P	16,094	168,000	19,807	5/11/63	300 bp — Monthly	(3,630)
	CMBX NA BBB-.6 Index	BBB-/P	20,883	189,000	22,283	5/11/63	300 bp — Monthly	(1,305)
	CMBX NA BBB-.6 Index	BBB-/P	48,130	319,000	37,610	5/11/63	300 bp — Monthly	10,680
	CMBX NA BBB-.6 Index	BBB-/P	120,552	799,000	94,202	5/11/63	300 bp — Monthly	26,749
	CMBX NA BBB-.6 Index	BBB-/P	114,424	1,052,000	124,031	5/11/63	300 bp — Monthly	(9,081)
	CMBX NA BBB-.6 Index	BBB-/P	274,140	2,564,000	302,296	5/11/63	300 bp — Monthly	(26,869)
	CMBX NA BBB-.7 Index	BBB-/P	34,676	528,000	29,779	1/17/47	300 bp — Monthly	5,161
	CMBX NA BBB-.7 Index	BBB-/P	236,084	3,194,000	180,142	1/17/47	300 bp — Monthly	57,536
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	13,478	87,000	10,257	5/11/63	300 bp — Monthly	3,264
	CMBX NA BBB-.6 Index	BBB-/P	6,209	59,000	6,956	5/11/63	300 bp — Monthly	(718)
	CMBX NA BBB-.6 Index	BBB-/P	6,856	62,000	7,310	5/11/63	300 bp — Monthly	(423)
	CMBX NA BBB-.6 Index	BBB-/P	5,978	69,000	8,135	5/11/63	300 bp — Monthly	(2,122)
	CMBX NA BBB-.6 Index	BBB-/P	8,842	79,000	9,314	5/11/63	300 bp — Monthly	(433)
	CMBX NA BBB-.6 Index	BBB-/P	9,574	87,000	10,257	5/11/63	300 bp — Monthly	(640)
	CMBX NA BBB-.6 Index	BBB-/P	8,117	94,000	11,083	5/11/63	300 bp — Monthly	(2,919)
	CMBX NA BBB-.6 Index	BBB-/P	16,293	98,000	11,554	5/11/63	300 bp — Monthly	4,787
	CMBX NA BBB-.6 Index	BBB-/P	8,608	102,000	12,026	5/11/63	300 bp — Monthly	(3,367)
	CMBX NA BBB-.6 Index	BBB-/P	8,150	103,000	12,144	5/11/63	300 bp — Monthly	(3,942)
	CMBX NA BBB-.6 Index	BBB-/P	16,916	113,000	13,323	5/11/63	300 bp — Monthly	3,650
	CMBX NA BBB-.6 Index	BBB-/P	16,910	115,000	13,559	5/11/63	300 bp — Monthly	3,409
	CMBX NA BBB-.6 Index	BBB-/P	13,259	119,000	14,030	5/11/63	300 bp — Monthly	(711)
	CMBX NA BBB-.6 Index	BBB-/P	13,309	123,000	14,502	5/11/63	300 bp — Monthly	(1,131)
	CMBX NA BBB-.6 Index	BBB-/P	13,360	123,000	14,502	5/11/63	300 bp — Monthly	(1,080)
	CMBX NA BBB-.6 Index	BBB-/P	10,857	131,000	15,445	5/11/63	300 bp — Monthly	(4,523)
	CMBX NA BBB-.6 Index	BBB-/P	13,452	134,000	15,799	5/11/63	300 bp — Monthly	(2,279)
	CMBX NA BBB-.6 Index	BBB-/P	15,957	143,000	16,860	5/11/63	300 bp — Monthly	(831)
	CMBX NA BBB-.6 Index	BBB-/P	15,957	143,000	16,860	5/11/63	300 bp — Monthly	(831)
	CMBX NA BBB-.6 Index	BBB-/P	12,743	151,000	17,803	5/11/63	300 bp — Monthly	(4,985)
	CMBX NA BBB-.6 Index	BBB-/P	21,242	153,000	18,039	5/11/63	300 bp — Monthly	3,280
	CMBX NA BBB-.6 Index	BBB-/P	17,887	160,000	18,864	5/11/63	300 bp — Monthly	(897)
	CMBX NA BBB-.6 Index	BBB-/P	25,922	172,000	20,279	5/11/63	300 bp — Monthly	5,729
	CMBX NA BBB-.6 Index	BBB-/P	20,787	192,000	22,637	5/11/63	300 bp — Monthly	(1,754)
	CMBX NA BBB-.6 Index	BBB-/P	14,034	206,000	24,287	5/11/63	300 bp — Monthly	(10,150)
	CMBX NA BBB-.6 Index	BBB-/P	31,126	222,000	26,174	5/11/63	300 bp — Monthly	5,063
	CMBX NA BBB-.6 Index	BBB-/P	11,031	228,000	26,881	5/11/63	300 bp — Monthly	(15,736)
	CMBX NA BBB-.6 Index	BBB-/P	11,164	229,000	26,999	5/11/63	300 bp — Monthly	(15,721)
	CMBX NA BBB-.6 Index	BBB-/P	11,359	229,000	26,999	5/11/63	300 bp — Monthly	(15,526)
	CMBX NA BBB-.6 Index	BBB-/P	28,369	233,000	27,471	5/11/63	300 bp — Monthly	1,014
	CMBX NA BBB-.6 Index	BBB-/P	12,206	234,000	27,589	5/11/63	300 bp — Monthly	(15,266)
	CMBX NA BBB-.6 Index	BBB-/P	27,427	236,000	27,824	5/11/63	300 bp — Monthly	(280)
	CMBX NA BBB-.6 Index	BBB-/P	32,901	315,000	37,139	5/11/63	300 bp — Monthly	(4,080)
	CMBX NA BBB-.6 Index	BBB-/P	42,332	384,000	45,274	5/11/63	300 bp — Monthly	(2,749)
	CMBX NA BBB-.7 Index	BBB-/P	165,569	2,240,000	126,336	1/17/47	300 bp — Monthly	40,353
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	27,963	132,000	27,562	5/11/63	500 bp — Monthly	511
	CMBX NA BB.6 Index	BB/P	30,266	143,000	29,858	5/11/63	500 bp — Monthly	527
	CMBX NA BBB-.6 Index	BBB-/P	5,682	39,000	4,598	5/11/63	300 bp — Monthly	1,104
	CMBX NA BB.6 Index	BB/P	67,995	323,000	67,442	5/11/63	500 bp — Monthly	822
	CMBX NA BBB-.6 Index	BBB-/P	1,696	14,000	1,651	5/11/63	300 bp — Monthly	53
	CMBX NA BBB-.6 Index	BBB-/P	2,468	22,000	2,594	5/11/63	300 bp — Monthly	(115)
	CMBX NA BBB-.6 Index	BBB-/P	3,065	31,000	3,655	5/11/63	300 bp — Monthly	(574)
	CMBX NA BBB-.6 Index	BBB-/P	3,066	32,000	3,773	5/11/63	300 bp — Monthly	(691)
	CMBX NA BBB-.6 Index	BBB-/P	3,626	36,000	4,244	5/11/63	300 bp — Monthly	(600)
	CMBX NA BBB-.6 Index	BBB-/P	3,856	39,000	4,598	5/11/63	300 bp — Monthly	(723)
	CMBX NA BBB-.6 Index	BBB-/P	4,295	42,000	4,952	5/11/63	300 bp — Monthly	(636)
	CMBX NA BBB-.6 Index	BBB-/P	5,113	44,000	5,188	5/11/63	300 bp — Monthly	(53)
	CMBX NA BBB-.6 Index	BBB-/P	5,087	45,000	5,306	5/11/63	300 bp — Monthly	(196)
	CMBX NA BBB-.6 Index	BBB-/P	6,331	49,000	5,777	5/11/63	300 bp — Monthly	578
	CMBX NA BBB-.6 Index	BBB-/P	5,697	50,000	5,895	5/11/63	300 bp — Monthly	(173)
	CMBX NA BBB-.6 Index	BBB-/P	6,094	51,000	6,013	5/11/63	300 bp — Monthly	107
	CMBX NA BBB-.6 Index	BBB-/P	8,667	58,000	6,838	5/11/63	300 bp — Monthly	1,858
	CMBX NA BBB-.6 Index	BBB-/P	5,880	61,000	7,192	5/11/63	300 bp — Monthly	(1,281)
	CMBX NA BBB-.6 Index	BBB-/P	8,071	62,000	7,310	5/11/63	300 bp — Monthly	792
	CMBX NA BBB-.6 Index	BBB-/P	7,875	63,000	7,428	5/11/63	300 bp — Monthly	479
	CMBX NA BBB-.6 Index	BBB-/P	8,497	75,000	8,843	5/11/63	300 bp — Monthly	(308)
	CMBX NA BBB-.6 Index	BBB-/P	7,555	75,000	8,843	5/11/63	300 bp — Monthly	(1,250)
	CMBX NA BBB-.6 Index	BBB-/P	8,391	78,000	9,196	5/11/63	300 bp — Monthly	(767)
	CMBX NA BBB-.6 Index	BBB-/P	9,203	80,000	9,432	5/11/63	300 bp — Monthly	(189)
	CMBX NA BBB-.6 Index	BBB-/P	7,738	82,000	9,668	5/11/63	300 bp — Monthly	(1,888)
	CMBX NA BBB-.6 Index	BBB-/P	10,671	90,000	10,611	5/11/63	300 bp — Monthly	105
	CMBX NA BBB-.6 Index	BBB-/P	10,040	90,000	10,611	5/11/63	300 bp — Monthly	(526)
	CMBX NA BBB-.6 Index	BBB-/P	10,298	94,000	11,083	5/11/63	300 bp — Monthly	(738)
	CMBX NA BBB-.6 Index	BBB-/P	12,097	99,000	11,672	5/11/63	300 bp — Monthly	474
	CMBX NA BBB-.6 Index	BBB-/P	11,820	102,000	12,026	5/11/63	300 bp — Monthly	(154)
	CMBX NA BBB-.6 Index	BBB-/P	16,004	103,000	12,144	5/11/63	300 bp — Monthly	3,912
	CMBX NA BBB-.6 Index	BBB-/P	12,484	110,000	12,969	5/11/63	300 bp — Monthly	(430)
	CMBX NA BBB-.6 Index	BBB-/P	17,763	120,000	14,148	5/11/63	300 bp — Monthly	3,675
	CMBX NA BBB-.6 Index	BBB-/P	13,475	123,000	14,502	5/11/63	300 bp — Monthly	(965)
	CMBX NA BBB-.6 Index	BBB-/P	16,286	124,000	14,620	5/11/63	300 bp — Monthly	1,729
	CMBX NA BBB-.6 Index	BBB-/P	13,688	125,000	14,738	5/11/63	300 bp — Monthly	(987)
	CMBX NA BBB-.6 Index	BBB-/P	16,923	129,000	15,209	5/11/63	300 bp — Monthly	1,778
	CMBX NA BBB-.6 Index	BBB-/P	19,342	131,000	15,445	5/11/63	300 bp — Monthly	3,963
	CMBX NA BBB-.6 Index	BBB-/P	19,568	166,000	19,571	5/11/63	300 bp — Monthly	79
	CMBX NA BBB-.6 Index	BBB-/P	19,893	179,000	21,104	5/11/63	300 bp — Monthly	(1,122)
	CMBX NA BBB-.6 Index	BBB-/P	32,237	188,000	22,165	5/11/63	300 bp — Monthly	10,165
	CMBX NA BBB-.6 Index	BBB-/P	31,972	188,000	22,165	5/11/63	300 bp — Monthly	9,901
	CMBX NA BBB-.6 Index	BBB-/P	21,088	192,000	22,637	5/11/63	300 bp — Monthly	(1,452)
	CMBX NA BBB-.6 Index	BBB-/P	27,772	197,000	23,226	5/11/63	300 bp — Monthly	4,644
	CMBX NA BBB-.6 Index	BBB-/P	23,020	214,000	25,231	5/11/63	300 bp — Monthly	(2,103)
	CMBX NA BBB-.6 Index	BBB-/P	34,093	231,000	27,235	5/11/63	300 bp — Monthly	6,974
	CMBX NA BBB-.6 Index	BBB-/P	35,180	232,000	27,353	5/11/63	300 bp — Monthly	7,944
	CMBX NA BBB-.6 Index	BBB-/P	31,908	270,000	31,833	5/11/63	300 bp — Monthly	210
	CMBX NA BBB-.6 Index	BBB-/P	29,242	278,000	32,776	5/11/63	300 bp — Monthly	(3,395)
	CMBX NA BBB-.6 Index	BBB-/P	31,696	288,000	33,955	5/11/63	300 bp — Monthly	(2,115)
	CMBX NA BBB-.6 Index	BBB-/P	43,613	293,000	34,545	5/11/63	300 bp — Monthly	9,215
	CMBX NA BBB-.6 Index	BBB-/P	33,035	315,000	37,139	5/11/63	300 bp — Monthly	(3,946)
	CMBX NA BBB-.6 Index	BBB-/P	55,713	350,000	41,265	5/11/63	300 bp — Monthly	14,623
	CMBX NA BBB-.6 Index	BBB-/P	43,002	390,000	45,981	5/11/63	300 bp — Monthly	(2,784)
	CMBX NA BBB-.6 Index	BBB-/P	43,848	395,000	46,571	5/11/63	300 bp — Monthly	(2,525)
	CMBX NA BBB-.6 Index	BBB-/P	70,494	466,000	54,941	5/11/63	300 bp — Monthly	15,786
	CMBX NA BBB-.6 Index	BBB-/P	44,560	470,000	55,413	5/11/63	300 bp — Monthly	(10,618)
	CMBX NA BBB-.6 Index	BBB-/P	52,979	480,000	56,592	5/11/63	300 bp — Monthly	(3,373)
	CMBX NA BBB-.6 Index	BBB-/P	77,596	560,000	66,024	5/11/63	300 bp — Monthly	11,852
	CMBX NA BBB-.6 Index	BBB-/P	76,092	614,000	72,391	5/11/63	300 bp — Monthly	4,008
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	8,248	73,000	8,607	5/11/63	300 bp — Monthly	(323)
	CMBX NA BBB-.6 Index	BBB-/P	20,458	173,000	20,397	5/11/63	300 bp — Monthly	148
	CMBX NA BBB-.6 Index	BBB-/P	23,614	201,000	23,698	5/11/63	300 bp — Monthly	17
	CMBX NA BBB-.6 Index	BBB-/P	78,425	700,000	82,530	5/11/63	300 bp — Monthly	(3,755)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	30,343	205,000	24,170	5/11/63	300 bp — Monthly	6,276
	CMBX NA BBB-.6 Index	BBB-/P	30,298	205,000	24,170	5/11/63	300 bp — Monthly	6,231
	CMBX NA BBB-.6 Index	BBB-/P	30,013	206,000	24,287	5/11/63	300 bp — Monthly	5,829
	CMBX NA BBB-.6 Index	BBB-/P	30,432	220,000	25,938	5/11/63	300 bp — Monthly	4,604
	CMBX NA BBB-.6 Index	BBB-/P	39,598	281,000	33,130	5/11/63	300 bp — Monthly	6,608
	CMBX NA BBB-.6 Index	BBB-/P	60,834	411,000	48,457	5/11/63	300 bp — Monthly	12,582
	CMBX NA BBB-.6 Index	BBB-/P	60,891	411,000	48,457	5/11/63	300 bp — Monthly	12,639
	CMBX NA BBB-.6 Index	BBB-/P	60,246	412,000	48,575	5/11/63	300 bp — Monthly	11,877
	CMBX NA BBB-.6 Index	BBB-/P	90,712	616,000	72,626	5/11/63	300 bp — Monthly	18,394
	CMBX NA BBB-.6 Index	BBB-/P	89,899	617,000	72,744	5/11/63	300 bp — Monthly	17,463
	CMBX NA BBB-.6 Index	BBB-/P	121,341	822,000	96,914	5/11/63	300 bp — Monthly	24,839
	CMBX NA A.6 Index	A/P	61	6,000	74	5/11/63	200 bp — Monthly	(11)
	CMBX NA BB.6 Index	BB/P	35,608	145,000	30,276	5/11/63	500 bp — Monthly	5,453
	CMBX NA BB.6 Index	BB/P	71,706	291,000	60,761	5/11/63	500 bp — Monthly	11,187
	CMBX NA BBB-.6 Index	BBB-/P	421	4,000	472	5/11/63	300 bp — Monthly	(49)
	CMBX NA BBB-.6 Index	BBB-/P	962	9,000	1,061	5/11/63	300 bp — Monthly	(95)
	CMBX NA BBB-.6 Index	BBB-/P	1,116	9,000	1,061	5/11/63	300 bp — Monthly	59
	CMBX NA BBB-.6 Index	BBB-/P	1,693	16,000	1,886	5/11/63	300 bp — Monthly	(185)
	CMBX NA BBB-.6 Index	BBB-/P	2,545	21,000	2,476	5/11/63	300 bp — Monthly	79
	CMBX NA BBB-.6 Index	BBB-/P	2,866	30,000	3,537	5/11/63	300 bp — Monthly	(656)
	CMBX NA BBB-.6 Index	BBB-/P	3,756	31,000	3,655	5/11/63	300 bp — Monthly	117
	CMBX NA BBB-.6 Index	BBB-/P	3,920	32,000	3,773	5/11/63	300 bp — Monthly	163
	CMBX NA BBB-.6 Index	BBB-/P	4,101	42,000	4,952	5/11/63	300 bp — Monthly	(830)
	CMBX NA BBB-.6 Index	BBB-/P	7,405	65,000	7,664	5/11/63	300 bp — Monthly	(226)
	CMBX NA BBB-.6 Index	BBB-/P	9,418	80,000	9,432	5/11/63	300 bp — Monthly	26
	CMBX NA BBB-.6 Index	BBB-/P	12,438	105,000	12,380	5/11/63	300 bp — Monthly	111
	CMBX NA BBB-.6 Index	BBB-/P	19,323	114,000	13,441	5/11/63	300 bp — Monthly	5,939
	CMBX NA BBB-.6 Index	BBB-/P	17,877	120,000	14,148	5/11/63	300 bp — Monthly	3,789
	CMBX NA BBB-.6 Index	BBB-/P	18,117	158,000	18,628	5/11/63	300 bp — Monthly	(432)
	CMBX NA BBB-.6 Index	BBB-/P	17,993	159,000	18,746	5/11/63	300 bp — Monthly	(674)
	CMBX NA BBB-.6 Index	BBB-/P	15,340	164,000	19,336	5/11/63	300 bp — Monthly	(3,914)
	CMBX NA BBB-.6 Index	BBB-/P	43,512	293,000	34,545	5/11/63	300 bp — Monthly	9,114
	CMBX NA BBB-.6 Index	BBB-/P	37,565	310,000	36,549	5/11/63	300 bp — Monthly	1,171

	Upfront premium received		4,889,355			Unrealized appreciation		524,935

	Upfront premium (paid)		—			Unrealized (depreciation)		(306,554)

	Total		$4,889,355				Total	$218,381

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18 (Unaudited)

	Swap counterparty/Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(56)	$6,000	$74	5/11/63	(200 bp) — Monthly	$16
	CMBX NA BB.7 Index	(23,815)	118,000	14,915	1/17/47	(500 bp) — Monthly	(8,998)
	CMBX NA BB.7 Index	(18,452)	113,000	14,283	1/17/47	(500 bp) — Monthly	(4,263)
	CMBX NA BB.7 Index	(17,747)	113,000	14,283	1/17/47	(500 bp) — Monthly	(3,558)
	CMBX NA BB.7 Index	(3,695)	29,000	3,666	1/17/47	(500 bp) — Monthly	(54)
	CMBX NA BB.9 Index	(34,352)	223,000	30,863	9/17/58	(500 bp) — Monthly	(3,675)
	CMBX NA BB.9 Index	(34,507)	223,000	30,863	9/17/58	(500 bp) — Monthly	(3,829)
	CMBX NA BB.9 Index	(33,873)	220,000	30,448	9/17/58	(500 bp) — Monthly	(3,609)
	CMBX NA BB.9 Index	(17,377)	111,000	15,362	9/17/58	(500 bp) — Monthly	(2,107)
	CMBX NA BB.9 Index	(1,117)	7,000	969	9/17/58	(500 bp) — Monthly	(154)
	Credit Suisse International
	CMBX NA BB.7 Index	(19,645)	1,113,000	232,394	5/11/63	(500 bp) — Monthly	211,819
	CMBX NA BB.7 Index	(159,883)	972,000	122,861	1/17/47	(500 bp) — Monthly	(37,830)
	CMBX NA BB.7 Index	(25,825)	140,000	17,696	1/17/47	(500 bp) — Monthly	(8,246)
	CMBX NA BB.9 Index	(54,911)	344,000	47,610	9/17/58	(500 bp) — Monthly	(7,588)
	CMBX NA BB.9 Index	(16,477)	107,000	14,809	9/17/58	(500 bp) — Monthly	(1,757)
	CMBX NA BB.9 Index	(10,010)	64,000	8,858	9/17/58	(500 bp) — Monthly	(1,206)
	CMBX NA BB.9 Index	(2,652)	17,000	2,353	9/17/58	(500 bp) — Monthly	(313)
	CMBX NA BB.9 Index	(2,652)	17,000	2,353	9/17/58	(500 bp) — Monthly	(313)
	Goldman Sachs International
	CMBX NA BB.6 Index	(51,150)	500,000	104,400	5/11/63	(500 bp) — Monthly	52,834
	CMBX NA BB.7 Index	(27,088)	179,000	22,626	1/17/47	(500 bp) — Monthly	(4,611)
	CMBX NA BB.6 Index	(47,339)	324,000	67,651	5/11/63	(500 bp) — Monthly	20,042
	CMBX NA BB.7 Index	(74,898)	443,000	55,995	1/17/47	(500 bp) — Monthly	(19,272)
	CMBX NA BB.7 Index	(35,390)	216,000	27,302	1/17/47	(500 bp) — Monthly	(8,268)
	CMBX NA BB.7 Index	(26,396)	130,000	16,432	1/17/47	(500 bp) — Monthly	(10,073)
	CMBX NA BB.7 Index	(6,572)	36,000	4,550	1/17/47	(500 bp) — Monthly	(2,052)
	CMBX NA BB.9 Index	(3,025)	19,000	2,630	9/17/58	(500 bp) — Monthly	(411)
	CMBX NA BB.9 Index	(1,438)	9,000	1,246	9/17/58	(500 bp) — Monthly	(199)
	CMBX NA BB.9 Index	(1,264)	8,000	1,107	9/17/58	(500 bp) — Monthly	(163)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(22,838)	143,000	18,075	1/17/47	(500 bp) — Monthly	(4,882)
	CMBX NA BB.7 Index	(21,102)	132,000	16,685	1/17/47	(500 bp) — Monthly	(4,527)
	CMBX NA BB.7 Index	(12,795)	66,000	8,342	1/17/47	(500 bp) — Monthly	(4,507)
	CMBX NA BB.6 Index	(28,120)	200,000	41,760	5/11/63	(500 bp) — Monthly	13,473
	CMBX NA BB.6 Index	(16,094)	111,000	23,177	5/11/63	(500 bp) — Monthly	6,991
	CMBX NA BB.6 Index	(9,349)	65,000	13,572	5/11/63	(500 bp) — Monthly	4,169
	CMBX NA BB.7 Index	(40,618)	260,000	32,864	1/17/47	(500 bp) — Monthly	(7,970)
	CMBX NA BB.7 Index	(41,089)	253,000	31,979	1/17/47	(500 bp) — Monthly	(9,321)
	CMBX NA BB.7 Index	(29,082)	182,000	23,005	1/17/47	(500 bp) — Monthly	(6,229)
	CMBX NA BB.7 Index	(24,478)	136,000	17,190	1/17/47	(500 bp) — Monthly	(7,401)
	CMBX NA BB.7 Index	(25,877)	133,000	16,811	1/17/47	(500 bp) — Monthly	(9,177)
	CMBX NA BB.7 Index	(21,373)	130,000	16,432	1/17/47	(500 bp) — Monthly	(5,050)
	CMBX NA BB.7 Index	(18,315)	117,000	14,789	1/17/47	(500 bp) — Monthly	(3,623)
	CMBX NA BB.7 Index	(17,747)	113,000	14,283	1/17/47	(500 bp) — Monthly	(3,558)
	CMBX NA BB.7 Index	(15,888)	80,000	10,112	1/17/47	(500 bp) — Monthly	(5,842)
	CMBX NA BB.7 Index	(8,850)	45,000	5,688	1/17/47	(500 bp) — Monthly	(3,199)
	CMBX NA BB.7 Index	(6,379)	42,000	5,309	1/17/47	(500 bp) — Monthly	(1,106)
	CMBX NA BB.7 Index	(6,643)	36,000	4,550	1/17/47	(500 bp) — Monthly	(2,123)
	CMBX NA BB.9 Index	(4,735)	30,000	4,152	9/17/58	(500 bp) — Monthly	(608)
	CMBX NA BB.9 Index	(2,118)	15,000	2,076	9/17/58	(500 bp) — Monthly	(55)
	CMBX NA BB.9 Index	(2,340)	15,000	2,076	9/17/58	(500 bp) — Monthly	(277)
	CMBX NA BB.9 Index	(153)	1,000	138	9/17/58	(500 bp) — Monthly	(16)
	CMBX NA BBB-.7 Index	(70,643)	767,000	43,259	1/17/47	(300 bp) — Monthly	(27,768)
	CMBX NA BBB-.7 Index	(37,437)	450,000	25,380	1/17/47	(300 bp) — Monthly	(12,282)
	CMBX NA BBB-.7 Index	(17,403)	220,000	12,408	1/17/47	(300 bp) — Monthly	(5,105)
	CMBX NA BBB-.7 Index	(15,745)	214,000	12,070	1/17/47	(300 bp) — Monthly	(3,783)
	CMBX NA BBB-.7 Index	(21,984)	197,000	11,111	1/17/47	(300 bp) — Monthly	(10,971)
	CMBX NA BBB-.7 Index	(11,268)	168,000	9,475	1/17/47	(300 bp) — Monthly	(1,877)
	CMBX NA BBB-.7 Index	(10,662)	118,000	6,655	1/17/47	(300 bp) — Monthly	(4,066)
	CMBX NA BBB-.7 Index	(10,092)	118,000	6,655	1/17/47	(300 bp) — Monthly	(3,496)
	CMBX NA BBB-.7 Index	(6,133)	114,000	6,430	1/17/47	(300 bp) — Monthly	240
	CMBX NA BBB-.7 Index	(10,790)	103,000	5,809	1/17/47	(300 bp) — Monthly	(5,032)
	CMBX NA BBB-.7 Index	(6,329)	74,000	4,174	1/17/47	(300 bp) — Monthly	(2,192)
	Merrill Lynch International
	CMBX NA BB.7 Index	(120,916)	697,000	88,101	1/17/47	(500 bp) — Monthly	(33,396)
	CMBX NA BB.9 Index	(37,694)	241,000	33,354	9/17/58	(500 bp) — Monthly	(4,541)
	CMBX NA BBB-.7 Index	(20,241)	247,000	13,931	1/17/47	(300 bp) — Monthly	(6,434)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(5,502)	54,000	3,046	1/17/47	(300 bp) — Monthly	(2,483)
	CMBX NA BB.7 Index	(58,522)	291,000	36,782	1/17/47	(500 bp) — Monthly	(21,982)
	CMBX NA BB.7 Index	(50,136)	260,000	32,864	1/17/47	(500 bp) — Monthly	(17,488)
	CMBX NA BB.7 Index	(46,015)	228,000	28,819	1/17/47	(500 bp) — Monthly	(17,386)
	CMBX NA BB.7 Index	(15,718)	84,000	10,618	1/17/47	(500 bp) — Monthly	(5,171)
	CMBX NA BB.9 Index	(3,579)	23,000	3,183	9/17/58	(500 bp) — Monthly	(415)
	CMBX NA BB.9 Index	(2,406)	16,000	2,214	9/17/58	(500 bp) — Monthly	(205)
	CMBX NA BBB-.7 Index	(8,063)	127,000	7,163	1/17/47	(300 bp) — Monthly	(964)

	Upfront premium received	—				Unrealized appreciation	309,584

	Upfront premium (paid)	(1,714,867)				Unrealized (depreciation)	(399,057)

	Total	$(1,714,867)				Total	$(89,473)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 31 Index	$427,593	$5,955,000	$435,519	12/20/23	(500 bp) — Quarterly	$(10,407)

	Total	$427,593					$(10,407)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $208,349,187.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $40,766, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

	Short-term investments
	Putnam Short Term Investment Fund**	$2,369,374	$77,963,317	$43,876,496	$391,627	$36,456,195

	Total Short-term investments	$2,369,374	$77,963,317	$43,876,496	$391,627	$36,456,195
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $119,865.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,851,256.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $121,451.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,173,347.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $65,351,406 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	85.5%
	Greece	2.3
	Argentina	2.1
	Brazil	1.7
	Mexico	1.3
	Canada	1.3
	Indonesia	1.3
	Luxembourg	0.6
	United Kingdom	0.5
	Other	3.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,947,214 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,851,256 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$1,318	$—	$—
Consumer cyclicals	21,166	19,375	—
Energy	86,028	4,879	17,295
Health care	8,659	—	—
Technology	107,802	—	—
Utilities and power	—	7,155	—
Total common stocks	224,973	31,409	17,295
Convertible bonds and notes	—	2,163,636	—
Convertible preferred stocks	—	15,293	—
Corporate bonds and notes	—	59,877,260	2
Foreign government and agency bonds and notes	—	18,729,222	—
Mortgage-backed securities	—	81,230,599	—
Preferred stocks	183,574	—	—
Purchased options outstanding	—	473,089	—
Purchased swap options outstanding	—	2,645,220	—
Senior loans	—	3,081,878	—
U.S. government and agency mortgage obligations	—	46,033,984	—
Warrants	310	—	—
Short-term investments	36,456,195	8,372,495	—

Totals by level	$36,865,052	$222,654,085	$17,297

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$137,961	$—
Futures contracts	2,338	—	—
Written options outstanding	—	(598,868)	—
Written swap options outstanding	—	(2,893,361)	—
Forward premium swap option contracts	—	(576,130)	—
TBA sale commitments	—	(29,245,547)	—
Interest rate swap contracts	—	197,310	—
Total return swap contracts	—	(118,832)	—
Credit default contracts	—	(3,483,580)	—

Totals by level	$2,338	$(36,581,047)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,625,394	$5,108,974
Foreign exchange contracts	1,138,328	959,805
Equity contracts	310	—
Interest rate contracts	5,897,921	6,807,717

Total	$8,661,953	$12,876,496

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$94,900,000
Purchased currency option contracts (contract amount)		$9,100,000
Purchased swap option contracts (contract amount)		$1,085,300,000
Written TBA commitment option contracts (contract amount)		$158,400,000
Written currency option contracts (contract amount)		$5,500,000
Written swap option contracts (contract amount)		$904,900,000
Futures contracts (number of contracts)		90
Forward currency contracts (contract amount)		$235,500,000
OTC interest rate swap contracts (notional)		$810,000
Centrally cleared interest rate swap contracts (notional)		$918,100,000
OTC total return swap contracts (notional)		$34,400,000
Centrally cleared total return swap contracts (notional)		$89,100,000
OTC credit default contracts (notional)		$49,400,000
Centrally cleared credit default contracts (notional)		$6,000,000
Warrants (number of warrants)		3,100

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018